                                                          File Number 33-39702
                                                                      811-6293
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.

                     Post-Effective Amendment No.  9

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 20

              Separate Account VA-K of SMA Life Assurance Company
                             (Exact Name of Trust)

                          SMA Life Assurance Company
                             440 Lincoln Street
                             Worcester MA 01653

                               (508) 855-1000
               (Registrant's telephone number including area code)


                    Abigail M. Armstrong Secretary and Counsel
                          SMA Life Assurance Company
                             440 Lincoln Street
                             Worcester MA 01653
                  (Name and complete address of agent for service)


               It is proposed that this filing will become effective:

            ___on _______________ pursuant to paragraph (a) of Rule 485
            ___60 days after filing pursuant to paragraph (a) of Rule 485
            ___immediately after filing pursuant to paragraph (b) of Rule 485 _X_on October 1, 1995 pursuant to paragraph (b) of Rule 485

                             VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1994 was filed on February 23, 1995.

            Cross Reference Sheet Showing Location in Prospectus of
                         Items Called for by Form N-4


FORM N-4 ITEM NO.              CAPTION IN PROSPECTUS
----------------               ---------------------


1 . . . . . . . . . . . . .    Cover Page

2 . . . . . . . . . . . . .    "Special Terms"

3 . . . . . . . . . . . . .    "Summary"; "Annual and Transaction Expenses"

4 . . . . . . . . . . . . .    "Condensed Financial Information"

5 . . . . . . . . . . . . .    "Description of the Company, the Separate
                                Account, the Trust, Variable Insurance
                                Products Fund, Variable Insurance Products
                                Fund II, T. Rowe Price International
                                Series, Inc. and Delaware Group
                                Premium Fund, Inc."

6 . . . . . . . . . . . . .    "Charges and Deductions"

7 . . . . . . . . . . . . .    "The Variable Annuity Policies"

8 . . . . . . . . . . . . .    "The Variable Annuity Policies"

9 . . . . . . . . . . . . .    "Death Benefit"

10 . . . . . . . . . . . .    "Purchase Payments"; "Computation of Policy
                               Values and Annuity Payments"

11 . . . . . . . . . . . .    "Surrender"; "Partial Redemption"

12 . . . . . . . . . . . .    "Federal Tax Considerations"

13 . . . . . . . . . . . .    "Legal Matters"

14 . . . . . . . . . . . .    "Table of Contents of the Statement of
                               Additional Information"

FORM N-4 ITEM NO.              CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
----------------               ----------------------------------------------

15 . . . . . . . . . . . .    "Cover Page"

16 . . . . . . . . . . . .    "Table of Contents"

17 . . . . . . . . . . . .    "General Information and History"

18 . . . . . . . . . . . .    "Services"

19 . . . . . . . . . . . .    "Underwriters"

20 . . . . . . . . . . . .    "Underwriters"

21 . . . . . . . . . . . .    "Performance Information"

22 . . . . . . . . . . . .    "Annuity Payments"

23 . . . . . . . . . . . .    "Financial Statements"

                             PROSPECTUS SUPPLEMENT
                             Separate Account VA-K
                  (Supplement to prospectus dated May 1, 1995)

Effective October 1, 1995, the name of SMA Life Assurance Company has been changed to ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY. The attached prospectus is hereby amended throughout to delete the name "SMA Life Assurance Company" and to substitute ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY.

                                   * * *

Except in Texas and New York, the second paragraph under the caption
"B. Transfer Privilege" on page 30 is deleted and the following inserted:

Effective November 1, 1995, automatic transfers may also be made from policy value allocated to the Company's General Account (a) to one or more of the Subaccounts or (b) in order to reallocate policy value among the Subaccounts. Automatic transfers from the General Account may be made on a monthly, bimonthly, or quarterly basis, provided that: (i) the amount of each monthly transfer cannot exceed 10% of policy value in the General Account as of the date of the first transfer; (ii) each bimonthly transfer cannot exceed 20% of policy value in the General Account as of the date of the first transfer; (iii) Each quarterly transfer cannot exceed 25% of policy value in the General Account as of the date of the first transfer. No other transfers are permitted from the General Account except during the 30-day period beginning on each policy anniversary. During that 30 day annual "window" period, any amount (up to 100%) of policy value in the General Account may be transferred.

In Texas and New York, the first sentence of the above paragraph is added as the third paragraph under the caption.
                                   * * *

Effective October 10, 1995, the material under the caption "RIGHT TO REVOKE OR SURRENDER IN SOME STATES" on page 16 is amended to read in its entirety as follows:

In Georgia, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington and West Virginia any Policy Owner may revoke the Policy at any time between the date of application and the date 10 days (20 days in North Dakota) after receipt of the Policy and receive a refund, as described under "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY," above.

In all other states, a Policy Owner may surrender the Policy at any time between the date of application and the date 10 days after receipt of the Policy. The Company will pay to the Policy Owner an amount equal to the sum of (i) the difference between the purchase payments paid, including fees, and any amount allocated to a Separate Account and (ii) the Accumulated Value of the Policy (on the date the surrender request is received by the Company) attributable to any amount allocated to a Subaccount. This refund right applies for 30 days to California residents age 60 years or older; provided, however, that if the Policy is issued as an IRA, the refund right described under the caption "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" is
applicable for the first 10 days.   The  refund of any purchase payments paid
by check may be delayed until the check has cleared the Policy Owner's bank.

exec.stk                                      SUPPLEMENT DATED OCTOBER 1, 1995

                           SMA LIFE ASSURANCE COMPANY

       INDIVIDUAL VARIABLE ANNUITY POLICIES FUNDED THROUGH SUBACCOUNTS OF
                  SEPARATE ACCOUNT VA-K INVESTING IN SHARES OF
          ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND,
  VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC.
                      AND DELAWARE GROUP PREMIUM FUND, INC.

This Prospectus describes individual variable annuity policies ("Policies") offered by SMA Life Assurance Company ("Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") The following is a summary of information about these Policies. More detailed information can be found under the referenced captions in this Prospectus.

This Prospectus generally describes only the variable accumulation and variable annuity aspects of the Policies, except where fixed values or fixed annuity payments are specifically mentioned. ALLOCATIONS TO AND TRANSFERS TO AND FROM THE GENERAL ACCOUNT OF THE COMPANY ARE NOT PERMITTED IN CERTAIN STATES. Certain additional information about the Policies is contained in a Statement of Additional Information, dated May 1, 1995, as may be amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is listed on page 3 of this Prospectus. The Statement of Additional Information is available upon request and without charge. To obtain the Statement of Additional Information, fill out and return the attached request card or contact SMA Life Annuity Customer Services, SMA Life Assurance Company, 440 Lincoln Street, Worcester, Massachusetts 01653.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC. AND DELAWARE GROUP PREMIUM FUND, INC. THE HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND INVESTS IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS).

INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                DATED MAY 1, 1995

                                TABLE OF CONTENTS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . . . .  3
SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
ANNUAL AND TRANSACTION EXPENSES. . . . . . . . . . . . . . . . . . . . . . .  7
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 11
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 14
WHAT IS AN ANNUITY?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY  . . . . . . . . . . . . . . . 16
RIGHT TO REVOKE OR SURRENDER IN SOME STATES  . . . . . . . . . . . . . . . . 16
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIPF,
VIPF II, T. ROWE AND DGPF. . . . . . . . . . . . . . . . . . . . . . . . . . 17
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
     A. Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . 25
     B. Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
     C. Policy Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
     D. Annual Charge Against Separate Account Assets. . . . . . . . . . . . 28
THE VARIABLE ANNUITY POLICIES. . . . . . . . . . . . . . . . . . . . . . . . 29
     A. Purchase Payments. . . . . . . . . . . . . . . . . . . . . . . . . . 29
     B. Transfer Privilege . . . . . . . . . . . . . . . . . . . . . . . . . 30
     C. Surrender. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
     D. Partial Redemption . . . . . . . . . . . . . . . . . . . . . . . . . 31
     E. Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
     F. The Spouse of the Policy Owner as Beneficiary. . . . . . . . . . . . 33
     G. Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
     H. Electing the Form of Annuity and Annuity Date  . . . . . . . . . . . 33
     I. Description of Variable Annuity Options. . . . . . . . . . . . . . . 34
     J. Norris Decision. . . . . . . . . . . . . . . . . . . . . . . . . . . 35
     K. Computation of Policy Values and Annuity Payments. . . . . . . . . . 35

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . 36
     A. Qualified and Non-Qualified Policies . . . . . . . . . . . . . . . . 37
     B. Taxation of the Policies in General. . . . . . . . . . . . . . . . . 37
     C. Tax Withholding and Penalties. . . . . . . . . . . . . . . . . . . . 38
     D. Provisions Applicable to Qualified Employee Benefit Plans. . . . . . 38
     E. Qualified Employee Pension and Profit Sharing Trusts and Qualified
        Annuity Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
     F. Self-Employed Individuals. . . . . . . . . . . . . . . . . . . . . . 39
     G. Individual Retirement Account Plans. . . . . . . . . . . . . . . . . 39
     H. Simplified Employee Pensions . . . . . . . . . . . . . . . . . . . . 40
     I. Public School Systems and Certain Tax-Exempt Organizations . . . . . 40
     J. Texas Optional Retirement Program. . . . . . . . . . . . . . . . . . 40
     K. Section 457 Plans for State Governments and Tax-Exempt Entities. . . 41
     L. Non-individual Owners. . . . . . . . . . . . . . . . . . . . . . . . 41
     REPORTS. . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . 41
CHANGES IN OPERATION OF THE SEPARATE ACCOUNTS. . . . . . . . . . . . . . . . 41
     LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
     FURTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . 41
     APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT . . . . . . . . 42
     APPENDIX B-INFORMATION APPLICABLE ONLY TO POLICY NO. A3018-91
        (AND STATE VARIATIONS) . . . . . . . . . . . . . . . . . . . . . . . 42
     APPENDIX C - EXCHANGE OFFER . . . . . . . . . . . . . . . . . . . . . . 43


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . .  2
TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY . . . . . . . . . . . . . .  3
SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  5
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

                                  SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Subaccounts and of the value of all accumulations in the General Account of the Company then credited to the Policy, on any date before the date annuity payments are to begin.

ACCUMULATION UNIT: a measure of the Policy Owner's interest in a Subaccount before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE:  the date on which annuity payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity payments under the Policy.

FIXED AMOUNT ANNUITY: an Annuity providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUBACCOUNT: a subdivision of Separate Account VA-K. Each Subaccount available under the Policies invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund or Variable Insurance Products Fund II, a corresponding portfolio of T. Rowe Price International Series, Inc. or a corresponding series of Delaware Group Premium Fund, Inc.

SURRENDER VALUE: the Accumulated Value of the Policy minus any Policy fee and contingent deferred sales charge applicable upon surrender.

UNDERLYING FUNDS: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust; High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of Variable Insurance Products Fund; the Asset Manager Portfolio of Variable Insurance Products Fund II; the International Stock Portfolio of T. Rowe Price International Series, Inc.; and the International Equity Series of Delaware Group Premium Fund, Inc.

UNDERLYING INVESTMENT COMPANIES: Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc. and Delaware Group Premium Fund, Inc.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Subaccounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Subaccounts may be materially affected.

VALUATION PERIOD:  the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY: an Annuity providing for payments varying in amount in accordance with the investment experience of the Growth Fund, Money Market Fund, Equity Index Fund or Select Growth and Income Fund of Allmerica Investment Trust.

                                     SUMMARY

INVESTMENT OPTIONS. The Policies permit net purchase payments to be allocated among the Subaccounts available under the Policies, which are subdivisions of Separate Account VA-K ("Separate Account"), a separate account of the Company, and, where available, a fixed interest account ("General Account") of the Company (together "accounts"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), but such registration does not involve the supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission (the "SEC"). For information about the Separate Account and the Company, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF." For more information about the General Account, see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Each Subaccount available under the Policies invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"), Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF"). The Trust, VIPF, VIPF II,
T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Four of the portfolios of VIPF are available under the Policies: the High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. One of the portfolios of VIPF II is available under the Policies: the Asset Manager Portfolio. One of the portfolios of T. Rowe is available under the Policies: the International Stock Portfolio. One of the series of DGPF is available under the Policies: the International Equity Series. Each of the Funds, Portfolios and Series available under the Policies (together, the "Underlying Funds") operates pursuant to different investment objectives, discussed below.

INVESTMENT IN THE SUBACCOUNT. The value of each Subaccount will vary daily depending on the performance of the investments made by the respective Underlying Funds.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF." The accompanying prospectuses of the Trust, VIPF, VIPF II, T. Rowe and DGPF describe the investment objectives and risks of each of the Underlying Funds.

Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Subaccount.

TRANSFERS BETWEEN ACCOUNTS. Prior to the Annuity Date, the Policies permit amounts to be transferred among the Subaccounts and between the Subaccounts and the General Account, where available, subject to certain limitations described under "Transfer Privilege."

ANNUITY PAYMENTS. The owner of a Policy ("Policy Owner") may select variable annuity payments based on one or more of certain Subaccounts, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments. Fixed-amount annuity payments are guaranteed by the Company.

See "THE VARIABLE ANNUITY POLICIES" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

REVOCATION RIGHTS. An individual purchasing a Policy intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy.
In certain states any Policy owner may have special revocation rights. For more information about revocation rights, see "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO REVOKE OR SURRENDER IN SOME STATES."

PAYMENT MINIMUMS AND MAXIMUMS. Under the Policies, purchase payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS. For a complete discussion of charges, see "CHARGES AND DEDUCTIONS."

A. CONTINGENT DEFERRED SALES CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, depending on the length of time that the payments to which the withdrawal is attributed have remained credited under the Policy a contingent deferred sales charge of up to 8% may be assessed for a surrender, partial redemption, or election of an annuity for a specified number of years.

B. ANNUAL POLICY FEE. A Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted from the Accumulated Value under the Policy for administrative expense on the policy anniversary, or upon full surrender of the Policy during the year, when the Accumulated Value is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

C. PREMIUM TAXES. A deduction for State and local premium taxes, if any, may be made as described under "Premium Taxes."

D. SEPARATE ACCOUNT ASSET CHARGES. A daily charge, equivalent to 1.25% per annum, is made on the value of each Subaccount at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Subaccounts.

E. TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first six transfers in a Policy year will be free of charge. For the seventh and each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

F. CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. These charges vary among the Underlying Funds.

SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Policy Owner has the right either to surrender the Policy in full and receive its current value, minus the Policy Fee and any applicable contingent deferred sales charge, or to redeem a portion of the Policy's value subject to certain limits and any applicable contingent deferred sales charge. There may be tax consequences for surrender or redemptions. For further information, see "Surrender" and "Partial Redemption," "Contingent Deferred Sales Charge," and "FEDERAL TAX CONSIDERATIONS."

DEATH BENEFIT. If the Annuitant or Policy Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy, or (b) the sum of the gross payment(s) made under the Policy reduced proportionally to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. Upon death of a Policy Owner, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "Death Benefit."

SALES OF POLICIES. The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies also may be purchased from certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable annuity policies. See "Sales Expense."

                         ANNUAL AND TRANSACTION EXPENSES

The purpose of the following tables is to assist the Policy Owner in understanding the various costs and expenses that a Policy Owner will bear directly or indirectly under the Policies. The tables reflect charges under the Policies, expenses of the Subaccounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, in some states premium taxes may be applicable.



POLICY OWNER TRANSACTION EXPENSES
---------------------------------

Contingent Deferred Sales Charge                               Policy Year after date     Charge
  The charge (as a percentage of payments, applied to the      of Purchase Payment
  amount surrendered in excess of the amount, if any,                  0-2                  8%
  which may be surrendered free of charge) will be                      3                   7%
  assessed upon surrender, redemption, or annuitization                 4                   6%
  under a period certain option, within the indicated time              5                   5%
  periods.                                                              6                   4%
                                                                        7                   3%
                                                                        8                   2%
                                                                        9                   1%

Transfer Charge                                                       None

ANNUAL POLICY FEE                                                      $30
-----------------
An annual Policy Fee, equal to the lesser of $30 or 3% of
  Accumulated Value, is deducted when Accumulated Value
  is $50,000 or less. The Policy Fee is waived for policies
  issued to and maintained by the trustee of a 401(k) plan.


SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------
(as a percentage of average account value)

Mortality and Expense Risk Fees                                       1.25%

Separate Account Administrative Charge                                0.20%

                                                                    ---------

Total Annual Expenses                                                 1.45%


                            ALLMERICA INVESTMENT TRUST

                                            Invest-
                                             ment                            Govern-     Select
                                             Grade      Money     Equity      ment        Int'l
                                 Growth     Income     Market      Index      Bond       Equity
FUND ANNUAL EXPENSES              Fund       Fund       Fund       Fund       Fund        Fund
--------------------              ----       ----       ----       ----       ----        ----
Management Fees                   0.48%      0.42%      0.31%      0.35%      0.50%       0.72%

Other Fund Expenses               0.08%      0.16%      0.14%      0.22%      0.20%       0.78%

Total Fund Annual Expenses        0.56%      0.58%      0.45%      0.57%      0.70%       1.50%

                                 Select     Select                Select
                                 Aggres-    Capital               Growth      Small
                                  sive     Apprecia-   Select       and        Cap
                                 Growth      tion      Growth     Income      Value
FUND ANNUAL EXPENSES              Fund       Fund       Fund       Fund       Fund
--------------------              ----       ----       ----       ----       ----

Management Fees                   1.00%      1.00%      0.85%      0.75%      0.84%

Other Fund Expenses               0.16%      0.35%      0.18%      0.16%      0.24%

Total Fund Annual Expenses        1.16%      1.35%      1.03%      0.91%      1.08%


Under the Management Agreement with the Trust, Allmerica Investment Management Company, Inc. ("Allmerica Investment") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Small Cap Value Fund, 1.20% for the Growth Fund and Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund and Equity Index Fund. Without the effect of the expense limitation, in 1994 the total operation expenses of the Select International Equity Fund and the Small Cap Value Fund would have been 1.78% and 1.09%, respectively, of average net assets. The total operating expenses of the Growth Fund, Investment Grade Income Fund, Money Market Fund and Government Bond Fund were less than their respective expense limitations throughout 1994. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investment to declare future expense limitations with respect to any Fund.

                        VARIABLE INSURANCE PRODUCTS FUND

                                 High Income    Equity-Income    Growth Portfolio    Overseas Portfolio
PORTFOLIO ANNUAL EXPENSES         Portfolio       Portfolio
-------------------------
Management Fees                     0.61%           0.52%              0.62%                0.77%

Other Portfolio Expenses            0.10%           0.06%              0.07%                0.15%
                                    -----           -----              -----                -----

Total Portfolio Annual Expenses     0.71%          0.58%*             0.69%*                0.92%


*A portion of the brokerage commissions the Portfolio paid was used to reduce the expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio and 0.70% for the Growth Portfolio.


Fidelity Management has voluntarily agreed to temporarily limit total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Equity Income Portfolio, Growth Portfolio and Overseas Portfolio to an annual rate of 1.50%, and the High Income Portfolio to an annual rate of 1.00%, of each of the Portfolio's net assets. The total operating expenses of the Portfolios were less than their respective caps in 1994.

                       VARIABLE INSURANCE PRODUCTS FUND II

                                         Asset
                                        Manager
 PORTFOLIO ANNUAL EXPENSES             Portfolio
 -------------------------
 Management Fees                         0.72%

 Other Portfolio Expenses                0.08%
                                         -----

 Total Portfolio Annual Expenses        0.80%*

*A portion of the brokerage commissions the Portfolio paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.81% for the Asset Manager Portfolio.


Fidelity Management has voluntarily agreed to temporarily limit total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Asset Manager Portfolio to an annual rate of 1.25% of the Portfolio's net assets. The total operating expenses of the Asset Manager Portfolio were less than its cap in 1994.

                    T. ROWE PRICE INTERNATIONAL SERIES, INC.

                               International
                                   Stock
 FUND ANNUAL EXPENSES            Portfolio
 --------------------            ---------
 Management Fees                   1.05%

 Other Portfolio Expenses          0.00%

 Total Fund Annual Expenses        1.05%


Price-Fleming has voluntarily agreed to limit the total operating expenses (except interest, taxes, brokerage commissions, directors' fees and expenses and extraordinary expenses) of the International Stock Portfolio to 1.05% of its average daily net assets.

                           DELAWARE GROUP PREMIUM FUND

                                      International
                                         Equity
 FUND ANNUAL EXPENSES                    Series
 --------------------
 Management Fees                          0.53%

 Other Series Expenses                    0.27%
                                          -----

 Total Fund Annual Expenses               0.80%


Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to waive its management fee and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the corresponding net assets. This waiver has been in effect from the commencement of the Public offering for the Series and has been extended through June 30, 1995. Without the expense limitation, in 1994 the total annual expenses of the International Equity Series would have been 1.01%.

The following Examples demonstrate the cumulative expenses which would be paid by the Policy Owner at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each Example assumes a $1,000 investment in a Subaccount and a 5% annual return on assets. Because the expenses of the Underlying Funds differ, separate Examples are used to illustrate the expenses incurred by a Policy Owner on an investment in the various Subaccounts.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(a) If you surrender your policy or annuitize* under a period certain option at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1 year     3 years     5 years     10 years
 Growth Fund                           $94       $129        $159         $246
 Investment Grade Income Fund          $94       $130        $160         $248
 Money Market Fund                     $93       $126        $153         $235
 Equity Index Fund                     $94       $130        $159         $247
 Government Bond Fund                  $95       $134        $165         $261
 Select International Equity Fund     $103       $158        $206         $338
 International Stock Portfolio         $99       $144        $184         $295
 Select Aggressive Growth Fund        $100       $147        $189         $306
 Select Capital Appreciation Fund     $102       $153        $198         $324
 Select Growth Fund                    $98       $144        $183         $293
 Select Growth and Income Fund         $97       $140        $177         $282
 Small Cap Value Fund                  $99       $145        $185         $298
 High Income Portfolio                 $95       $134        $166         $262
 Equity-Income Portfolio               $94       $130        $160         $248
 Growth Portfolio                      $95       $133        $165         $260
 Overseas Portfolio                    $97       $140        $177         $283
 Asset Manager Portfolio               $96       $137        $171         $271
 International Equity Series           $96       $137        $171         $271


(b) If you annuitize* under a life option at the end of the applicable time period or if you do NOT surrender or annuitize your policy, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1 year     3 years     5 years     10 years
 Growth Fund                           $22        $67        $114         $246
 Investment Grade Income Fund          $22        $67        $115         $248
 Money Market Fund                     $21        $63        $109         $235
 Equity Index Fund                     $22        $67        $115         $247
 Government Bond Fund                  $23        $71        $122         $261
 Select International Equity Fund      $31        $95        $161         $338
 International Stock Portfolio         $27        $81        $139         $295
 Select Aggressive Growth Fund         $28        $85        $144         $306
 Select Capital Appreciation Fund      $30        $90        $154         $324
 Select Growth Fund                    $26        $81        $138         $293
 Select Growth and Income Fund         $25        $77        $132         $282
 Small Cap Value Fund                  $27        $82        $141         $298
 High Income Portfolio                 $23        $71        $122         $262
 Equity-Income Portfolio               $22        $67        $115         $248
 Growth Portfolio                      $23        $71        $121         $260
 Overseas Portfolio                    $25        $78        $133         $283
 Asset Manager Portfolio               $24        $74        $127         $271
 International Equity Series           $24        $74        $127         $271

-------------------------


Pursuant to requirements of the 1940 Act, the policy fee has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The total policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.12%, and the amount of the policy fee is assumed to be $1.20 in the Examples. The Policy Fee is deducted only when the accumulated value is $50,000 or less. Lower costs apply to policies originally issued as part of a 401(k) plan.

* The policy fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any policy year under an option including a life contingency.

                         CONDENSED FINANCIAL INFORMATION
                           SMA Life Assurance Company
                              Separate Account VA-K


                                           1994           1993           1992
                                           ----           ----           ----
Subaccount 1
Net Asset Value:

Beginning of Period                          1.236          1.175          1.111

End of Period                                1.221          1.236          1.175

Number of Units Outstanding at End         102,399         72,609         34,373
of Period (in thousands)


Subaccount 2
Net Asset Value:

           Beginning of Period               1.250          1.145          1.073

           End of Period                     1.196          1.250          1.145

Number of Units Outstanding at End          57,454         48,488         15,428
of Period (in thousands)


Subaccount 3
Net Asset Value:

           Beginning of Period               1.051          1.035          1.013

           End of Period                     1.077          1.051          1.035

Number of Units Outstanding at End          37,668         30,815         30,778
of Period (in thousands)


Subaccount 4
Net Asset Value:

           Beginning of Period               1.226          1.135          1.074

           End of Period                     1.221          1.226          1.135

Number of Units Outstanding at End          29,176         22,466          9,535
of Period (in thousands)


Subaccount 5
Net Asset Value:

           Beginning of Period               1.179          1.112          1.075

           End of Period                     1.152          1.179          1.112

Number of Units Outstanding at End          32,519         60,265         29,844
of Period (in thousands)

Subaccount 6
Net Asset Value:

           Beginning of Period               1.342          1.139          1.000

           End of Period                     1.292          1.342          1.139

Number of Units Outstanding at End          54,288         26,158          2,019
of Period (in thousands)


                                      -11-



                                              1994           1993           1992
Subaccount 7                                  ----           ----           ----
Net Asset Value:

           Beginning of Period               1.055          1.058          1.000

           End of Period                     1.024          1.055          1.058

Number of Units Outstanding at End          38,415         26,064          3,039
of Period (in thousands)


Subaccount 8
Net Asset Value:

           Beginning of Period               1.074          0.987          1.000

           End of Period                     1.066          1.074          0.987

Number of Units Outstanding at End          51,098         31,846          4,711
of Period (in thousands)


Subaccount 9
Net Asset Value:

           Beginning of Period               1.167          1.000            ---

           End of Period                     1.075          1.167            ---

Number of Units Outstanding at End          33,049          9,902            ---
of Period (in thousands)


Subaccount 11
Net Asset Value:

           Beginning of Period               1.000            ---            ---

           End of Period                     0.956            ---            ---

Number of Units Outstanding at End          12,530            ---            ---
of Period (in thousands)


Subaccount 20
Net Asset Value:

           Beginning of Period               1.129          1.000            ---

           End of Period                     1.143          1.129            ---

Number of Units Outstanding at End          26,924          6,681            ---
of Period (in thousands)


Subaccount 102
Net Asset Value:

           Beginning of Period               1.510          1.270          1.047

           End of Period                     1.465          1.510          1.270

Number of Units Outstanding at End          27,041         13,583          3,625
of Period (in thousands)


                                      -12-



Subaccount 103                                1994           1993           1992
Net Asset Value:                              ----           ----           ----

           Beginning of Period               1.412          1.211          1.051

           End of Period                     1.490          1.412          1.211

Number of Units Outstanding at End         104,356         61,264         17,855
of Period (in thousands)


Subaccount 104
Net Asset Value:

           Beginning of Period               1.440          1.224          1.135

           End of Period                     1.419          1.440          1.224

Number of Units Outstanding at End          90,717         49,136         18,253
of Period (in thousands)


Subaccount 105
Net Asset Value:

           Beginning of Period               1.226          0.906          1.030

           End of Period                     1.230          1.226          0.906

Number of Units Outstanding at End          59,774         25,395          6,728
of Period (in thousands)


Subaccount 106
Net Asset Value:

           Beginning of Period               1.000            ---            ---

           End of Period                     0.977            ---            ---

Number of Units Outstanding at End          20,720            ---            ---
of Period (in thousands)


* The date of inception of Subaccounts 9 and 20 were 4/30/93 and 4/6/93, respectively. Subaccounts 11 and 106 were 5/3/94, respectively.


                             PERFORMANCE INFORMATION


The Company from time to time may advertise the "total return" of the Subaccounts and the "yield" and "effective yield" of the Subaccount investing in the Money Market Fund of the Trust. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Subaccount refers to the total of the income generated by an investment in the Subaccount and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Separate Account charges, and expressed as a percentage of the investment.

The "yield" of the Subaccount investing in the Money Market Fund of the Trust refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Subaccount's asset charges. The total return figures also reflect the $30 annual Policy Fee and the contingent deferred sales load which would be assessed if the investment were completely redeemed at the end of the specified period.

The Company may also advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Subaccount's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the contingent deferred sales load is NOT included in the calculation of supplemental total return.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Underlying Fund in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994

                (Assuming COMPLETE redemption of the investment)


                                             Total Return for   Average Annual
SUBACCOUNT                   NAME               year ended       Total Return
----------                   ----                12/31/94      since inception*
                                                 --------      ---------------
  Sub-Account 1             Growth                -8.46%             4.79%
  Sub-Account 2        Investment Grade           -11.53%            4.12%
  Sub-Account 3          Money Market             -4.74%             0.71%
  Sub-Account 4          Equity Index             -7.58%             4.81%
  Sub-Account 5         Government Bond           -9.49%             2.90%
  Sub-Account 6    Select Aggressive Growth       -10.89%            9.54%
  Sub-Account 7          Select Growth            -10.09%           -1.67%
  Sub-Account 8    Select Growth and Income       -7.90%             0.17%
  Sub-Account 9         Small Cap Value           -15.04%            0.32%
 Sub-Account 11       Select Int'l Equity           N/A             -11.60%
 Sub-Account 12   Select Capital Appreciation       N/A               N/A
Sub-Account 102           High Income             -10.15%           10.99%
Sub-Account 103          Equity-Income            -1.65%            11.56%
Sub-Account 104             Growth                -8.63%             9.89%
Sub-Account 105            Overseas               -6.92%             5.04%
Sub-Account 106          Asset Manager              N/A             -9.49%
Sub-Account 150       International Stock           N/A               N/A
 Sub-Account 20      International Equity         -6.00%             4.29%


               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994

                   (Assuming NO redemption of the investment)

                                             Total Return for   Average Annual
  SUBACCOUNT                 NAME               year ended       Total Return
  ----------                 ----                12/31/94      since inception*
                                                 --------      ----------------
  Sub-Account 1             Growth                -1.26%             6.19%
  Sub-Account 2        Investment Grade           -4.33%             5.53%
  Sub-Account 3          Money Market              2.46%             2.27%
  Sub-Account 4          Equity Index             -0.38%             6.20%
  Sub-Account 5         Government Bond           -2.29%             4.36%
  Sub-Account 6    Select Aggressive Growth       -3.69%            11.86%
  Sub-Account 7          Select Growth            -2.89%             1.07%
  Sub-Account 8    Select Growth and Income       -0.70%             2.85%
  Sub-Account 9         Small Cap Value           -7.84%             4.50%
 Sub-Account 11       Select Int'l Equity           N/A             -4.40%
 Sub-Account 12   Select Capital Appreciation       N/A               N/A
Sub-Account 102           High Income             -2.95%            12.18%
Sub-Account 103          Equity-Income             5.55%            12.75%
Sub-Account 104             Growth                -1.43%            11.12%
Sub-Account 105            Overseas                0.28%             6.43%
Sub-Account 106          Asset Manager              N/A             -2.29%
Sub-Account 150       International Stock           N/A               N/A
 Sub-Account 20      International Equity          1.20%             8.39%

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1-5 and 102-105 was 9/3/91. The date of inception respecting Subaccounts 6-8 was 9/15/92. The date of inception respecting Subaccount 9 was 5/3/93. The date of inception respecting Subaccounts 11 and 106 was 5/1/94. The date of inception respecting Subaccount 20 was 5/3/93. Subaccounts 12 and 150 were not in existence in 1994.

                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide a retirement income in the form of monthly payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed annuities see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

With a variable annuity, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                  RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy and receive a refund of the entire purchase payment. In order to revoke the Policy, the Policy Owner must mail or deliver the Policy (if it has already been received), to the agent through whom the Policy was purchased, to the principal office of the Company at 440 Lincoln Street, Worcester, Massachusetts 01653, or to any local agency of the Company. Mailing or delivery must occur on or before 10 days after receipt of the Policy for revocation to be effective.

Within seven days the Company will return the greater of (1) the entire purchase payment, or (2) the Accumulated Value plus any amounts deducted under the Policy or by the Underlying Investment Companies for taxes, charges or fees.

The liability of the Separate Accounts under this provision is limited to the Policy Owner's Accumulated value in each Separate Account on the date of cancellation. Any additional amounts refunded to the Policy Owner will be paid by the Company.

                   RIGHT TO REVOKE OR SURRENDER IN SOME STATES

In Georgia, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington and West Virginia, any Policy Owner may revoke the Policy at any time between the date of application and the date 10 days after receipt of the Policy and receive a refund of the entire purchase price, as described under "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY," above. (There is a 20-day refund right in North Dakota and a 30-day refund right applicable to California senior citizens age 60 years or older.)

In all other states, a Policy Owner may surrender the Policy at any time between the date of application and the date 10 days after receipt of the Policy. The Company will pay to the Policy Owner an amount equal to the sum of (i) the difference between the premium paid, including fees, and any amount allocated to a Separate Account and (ii) the Accumulated Value of the Policy (on the date the surrender request is received by the Company) attributable to any amount allocated to a Subaccount. If the Policy was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.

The refund of any premium paid by check may be delayed until the check has cleared the Policy Owner's bank.

          DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST,
                         VIPF, VIPF II, T. ROWE AND DGPF

THE COMPANY - The Company is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1994, the Company had over $4 billion in assets and over $25 billion of life insurance in force. The Company is an indirect wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual"), 440 Lincoln Street, Worcester, Massachusetts. State Mutual, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1994, State Mutual and its subsidiaries (including the Company) had over $10 billion in combined assets and over $42 billion of life insurance in force.

THE SEPARATE ACCOUNT - Separate Account VA-K (the "Separate Account") is a separate investment account of the Company. The assets used to fund the variable portions of the Policies are set aside in the Subaccounts of the Separate Account, and are kept separate and apart from the general assets of the Company. There are 18 Subaccounts available under the Policies. Each Subaccount is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Subaccount are allocated to such Subaccount, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Separate Account was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Separate Account meets the definition of "separate account" under federal securities law and is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The registration of the Separate Account and the Underlying Investment Companies does not involve the supervision by the Commission of management or investment practices or policies of the Separate Account, the Company, the Underlying Investment Companies or the Underlying Funds.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Subaccounts.

ALLMERICA INVESTMENT TRUST - Allmerica Investment Trust, formerly SMA Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the Commission under the 1940 Act.

The Trust was established by State Mutual as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by State Mutual, the Company, or other affiliated insurance companies. Eleven investment portfolios ("Funds") are currently available under the Policies, each issuing a series of shares:
the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Certain of the Funds may not be available in all states. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such separate accounts.

Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust. Allmerica Investment has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

VARIABLE INSURANCE PRODUCTS FUND - Variable Insurance Products Fund ("VIPF"), managed by Fidelity Management, is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the Commission under the 1940

Act. Four of its investment portfolios are available under the Policies: High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIPF. Fidelity Management, a registered investment adviser under the Investment Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of VIPF as part of their operating expenses pay an investment management fee to Fidelity Management. See "INVESTMENT ADVISORY SERVICES TO VIPF and VIPF II."

VARIABLE INSURANCE PRODUCTS FUND II - Variable Insurance Products Fund II ("VIPF II"), managed by Fidelity Management (see discussion under "VARIABLE INSURANCE PRODUCTS FUND"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Policies: the Asset Manager Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC. - T. Rowe Price International Series, Inc. ("T. Rowe"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "INVESTMENT ADVISORY SERVICES TO T. ROWE"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Policies: the International Stock Portfolio.

DELAWARE GROUP PREMIUM FUND, INC. - Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified management investment company registered with the Commission under the 1940 Act.

DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policies, the International Equity Series, which may not be available in all states.

The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "INVESTMENT ADVISORY SERVICES TO DGPF."

INVESTMENT OBJECTIVES AND POLICIES - A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Underlying Funds are available upon request. There can be no assurance that the invested objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

SUBACCOUNT 1 - invests solely in shares of the Growth Fund of the Trust. The Growth Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

SUBACCOUNT 2 - invests solely in shares of the Investment Grade Income Fund of the Trust. The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

SUBACCOUNT 3 - invests solely in shares of the Money Market Fund of the Trust. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term debt instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

SUBACCOUNT 4 - invests solely in shares of the Equity Index Fund of the Trust. The Equity Index Fund seeks to provide investment results that correspond generally to the composite price and yield performance of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Index.

SUBACCOUNT 5 - invests solely in shares of the Government Bond Fund of the Trust. The Government Bond Fund has the investment objective of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in related options, futures and repurchase agreements.

SUBACCOUNT 6 - invests solely in shares of the Select Aggressive Growth Fund of the Trust. The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SUBACCOUNT 7 - invests solely in shares of the Select Growth Fund of the Trust. The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

SUBACCOUNT 8 - invests solely in shares of the Select Growth and Income Fund of the Trust. The select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

SUBACCOUNT 9 - invests solely in shares of the Small Cap Value Fund of the Trust. The Small Cap Value Fund seeks long-term growth by investing principally in a diversified portfolio of common stocks of smaller, faster-growing companies considered to be attractively valued in the smaller company sector of the market.

SUBACCOUNT 11 - invests solely in shares of the Select International Equity Fund of the Trust. The Select International Equity Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

SUB-ACCOUNT 12- invests solely in shares of the Select Capital Appreciation Fund of the Trust. The Select Capital Appreciation Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

SUBACCOUNT 102 - invests solely in shares of the High Income Portfolio of VIPF. The High Income Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

SUBACCOUNT 103 - invests solely in shares of the Equity-Income Portfolio of VIPF. The Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.
The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

SUBACCOUNT 104 - invests solely in shares of the Growth Portfolio of VIPF. The Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SUBACCOUNT 105 - invests solely in shares of the Overseas Portfolio of VIPF. The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

SUBACCOUNT 106 - invests solely in shares of the Asset Manager Portfolio of VIPF
II. The Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

SUB-ACCOUNT 150 - invests solely in shares of the International Stock Portfolio of T. Rowe. The International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SUBACCOUNT 20 - invests solely in shares of the International Equity Series of DGPF. The International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUBACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF ALONG WITH THIS PROSPECTUS. THE MONEY MARKET PORTFOLIO OF VIPF AND CERTAIN OTHER PORTFOLIOS OFFERED BY THE UNDERLYING INVESTMENT COMPANIES ARE NOT AVAILABLE UNDER THE POLICIES.

IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUBACCOUNTS.

In the event of a material change in the investment policy of a Subaccount or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Subaccount, the Company will transfer it without charge on written request by you to another Subaccount or to the General Account, where available. The Company must receive your written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy or (2) the receipt of the notice of your right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST - The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Allmerica Investment"), an indirect wholly-owned subsidiary of State Mutual, to handle the day-to-day affairs of the Trust. Allmerica Investment, subject to review by the Trustees, is responsible for the general management of the Funds. Allmerica Investment is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities, and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with Allmerica Investment.

Other than the expenses specifically assumed by Allmerica Investment under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the Commission, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with Allmerica Investment, expenses for proxies, prospectuses, and reports to shareholders, and other expenses.

Pursuant to the Management Agreement with the Trust, Allmerica Investment has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

The Sub-Advisers for each of the Funds are as follows:

Growth Fund                        Miller, Anderson & Sherrerd
Investment Grade Income Fund       Allmerica Asset Management, Inc.
Money Market Fund                  Allmerica Asset Management, Inc
Equity Index Fund                  Allmerica Asset Management, Inc.
Government Bond Fund               Allmerica Asset Management, Inc.
Select International Equity Fund   Bank of Ireland Asset Management Limited
Select Aggressive Growth Fund      Nicholas-Applegate Capital Management
Select Capital Appreciation        Janus Capital Corporation
Select Growth Fund                 United Asset Management Corporation
Select Growth and Income Fund      John A. Levin & Co., Inc.
Small Cap Value Fund               David L. Babson & Co. Inc.

Allmerica Asset Management, Inc. is an indirect wholly owned subsidiary of the Company.

For providing its services under the Management Agreement, Allmerica Investment will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

               Fund               Net Asset Value                 Rate
               ----               ---------------                 ----
Growth                           First $50 million               0.60%
                                 $50 - 250 million               0.50%
                                 Over $250 million               0.35%

Investment Grade                 First $50 million               0.50%
Income                           $50 - 250 million               0.35%
                                 Over $250 million               0.25%

Money Market                     First $50 million               0.35%
                                 $50 - 250 million               0.25%
                                 Over $250 million               0.20%

Equity Index                     First $50 million               0.35%
                                 $50 - 250 million               0.30%
                                 Over $250 million               0.25%

Government Bond                         *                        0.50%

Select International                    *                        1.00%
Equity

Select Aggressive                       *                        1.00%
Growth

Select Capital Appreciation             *                        1.00%

Select Growth                           *                        0.85%

Select Growth and Income                *                        0.75%

Small Cap Value                         *                        0.85%

* For the Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund, each rate applicable to Allmerica Investment does not vary according to the level of assets in the Fund.

Allmerica Investment's fee computed for each Fund will be paid from the assets of such Fund. Allmerica Investment is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from Allmerica Investment a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

     Sub-Adviser                         Fund                  Net Asset Value          Rate
     -----------                         ----                  ---------------          ----
Miller, Anderson              Growth                                  *                   *
& Sherrerd

Allmerica Asset               Investment Grade Income                **                 0.20%
Management, Inc.

Allmerica Asset               Money Market                           **                 0.10%
Management, Inc.

Allmerica Asset               Equity Index                           **                 0.10%
Management, Inc.

Allmerica Asset               Government Bond                        **                 0.20%
Management, Inc.

Bank of Ireland Asset         Select Int'l Equity             First $50 million         0.45%
Management Limited                                            Next $50 million          0.40%
                                                              Over $100 million         0.30%

Nicholas-Applegate Capital    Select Aggressive Growth               **                 0.60%
Management

Janus Capital Corporation     Select Capital Appreciation    First $100 million         0.60%
                                                              Over $100 million         0.55%

United Asset Management       Select Growth                   First $50 million         0.50%
Corporation                                                   $50 - 100 million         0.45%
                                                             $150 - 250 million         0.35%
                                                             $250 - 350 million         0.30%
                                                              Over $350 million         0.25%

John A. Levin & Co., Inc.     Select Growth and Income       First $100 million         0.40%
                                                              Next $200 million         0.25%
                                                              Over $300 million         0.30%

David L. Babson & Co.         Small Cap Value                        **                 0.50%

* Allmerica Investment will pay a fee to Miller, Anderson & Sherrerd based on the aggregate assets of the Growth Fund and certain other accounts of State Mutual and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd, under the following schedule:

           Aggregate Average Net Assets                        Rate
           ----------------------------                        ----
                 First $50 million                            0.500%
                 $50 - 100 million                            0.375%
                $100 - 500 million                            0.250%
                $500 - 850 million                            0.200%
                 Over $850 million                            0.150%


                                      -22-


** For the Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select Aggressive Growth Fund and Small Cap Value Fund, each rate applicable to the Sub-Advisers does not vary according to the level of assets in the Fund.

The Prospectus of the Trust contains additional information concerning the Funds, including information concerning additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO VIPF AND VIPF II - For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The Prospectuses of VIPF and VIPF II contain additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

VIPF AND VIPF II PORTFOLIOS

The High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Equity-Income, Growth, Asset Manager and Overseas Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.20% for the Equity-Income Portfolio, 0.30% for the Growth Portfolio, 0.40% for the Asset Manager Portfolio and 0.45% for the Overseas Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the High Income Portfolio may have a fee of as high as 0.82% of its average net assets. The Equity-Income Portfolio may have a fee of as high as 0.72% of its average net assets. The Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Asset Manager Portfolio may have a fee of as high as 0.92% of its average net assets. The Overseas Portfolio may have a fee of as high as 0.97% of its average net assets. The actual fee rate may be less depending on the total assets in the funds advised by Fidelity Management.

INVESTMENT ADVISORY SERVICES TO T. ROWE - The Investment Adviser for the International Stock Portfolio is Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $9 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF - Each Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series is equal to 0.75% of the average daily net assets of the Series.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Subaccounts or that the Subaccounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Subaccount, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Subaccount without notice to the Policy Owner and prior approval of the Commission and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy Owner.

The Company also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required Commission approval, the Company may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Policy Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are also issued to separate accounts of the Company and its affiliates which issue variable life policies ("mixed funding"). Shares of the Portfolios are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. Although the Company and the Underlying Investment Companies do not currently foresee any such disadvantages to either variable life insurance Policy Owners or variable annuity Policy Owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may by appropriate endorsement change the Policy to reflect the substitution or change and will notify Policy Owners of all such changes. If the Company deems it to be in the best interest of Policy Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Subaccount(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Subaccounts or other separate accounts of the Company.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Subaccount in accordance with instructions received from Policy Owners and, after Annuity Date, from the Annuitants. Each person having a voting interest in a Subaccount will be provided with proxy materials of the Underlying Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company will also vote shares in a Subaccount that it owns and which are not attributable to Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which a Policy Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund.

During the accumulation period, the number of Underlying Fund shares attributable to each Policy Owner will be determined by dividing the dollar value of the Accumulation Units of the Subaccount credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Subaccount for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                             CHARGES AND DEDUCTIONS

Deductions under the Policies and charges against the assets of the Subaccounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Trust, VIPF, VIPF II, T. Rowe and DGPF.

A.    CONTINGENT DEFERRED SALES CHARGE.

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a contingent deferred sales charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Policy Value is divided into three categories: (1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - purchase payments not defined as New Payments; and
(3) Earnings - the amount of Policy Value in excess of all purchase payments that have not been previously surrendered. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from Old Payments, then from New Payments. Old Payments may be withdrawn from the Policy at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

No contingent deferred sales charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992 where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals:

     All employees of State Mutual located at State Mutual's home office (or at off-site locations if such employees are on State Mutual's home office payroll); all directors of State Mutual; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "State Mutual" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in State Mutual Companies' Pension Plan or any successor plan; and "progress sharing plan" means the State Mutual Life Assurance Company of America Employees' Incentive and Profit Sharing Plan or any successor plan.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of annuity contracts for the Policies. See APPENDIX C, "EXCHANGE OFFER."

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Policy. Any Free Withdrawal Amount is deducted first as described below. Additional amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The Contingent Deferred Sales Charges are as follows:


          Years from date of                 Charge as Percentage
          Payment to date of                        of New
              Withdrawal                      Payments Withdrawn
              ----------                      ------------------
                  0-2                                 8%
                   3                                  7%
                   4                                  6%
                   5                                  5%
                   6                                  4%
                   7                                  3%
                   8                                  2%
                   9                                  1%



The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total contingent deferred sales charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

     Where (1) is:

        The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings").

     Where (2) is:

        10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no contingent deferred sales charge was applied.

     Where (3) is:

        The amount calculated under the Company's life expectancy distribution (see "LED Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Policy Owner and Annuitant are the same individual).

For example, an 81-year-old Policy Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

     (1)  Cumulative Earnings ($1,000);

     (2)  10% of Accumulated Value ($1,500); or

     (3)  LED distribution of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will first be deducted from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Free Withdrawal Amount has been redeemed. (For Policies issued on Form No. A3018-91, and state variations thereof, see APPENDIX B for special provisions.)

LED DISTRIBUTIONS. A Policy Owner who is also the Annuitant may elect to make a series of systematic withdrawals from the Policy according to a life expectancy distribution ("LED") option, by returning a properly signed LED request form to the Company's Principal Office. The LED option permits the Policy Owner to make systematic withdrawals from the Policy over his or her lifetime. The amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If a Policy Owner elects the LED option, in each policy year a fraction of the Accumulated Value is withdrawn from the Policy based on the Policy Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Policy Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value of the Policy at the beginning of the year to determine the amount to be distributed during the year. The Policy Owner may elect monthly, bimonthly, quarterly, semiannual, or annual distributions, and may terminate the LED option at any time. The Policy Owner may also elect to receive distributions under an LED option which is determined on the joint life expectancy of the Policy Owner and a beneficiary. The Company may also offer other systematic withdrawal options.

If a Policy Owner makes withdrawals under the LED distribution prior to age
59 1/2, the withdrawals may be treated by the IRS as premature distributions from the Policy. The payments would then be taxed on an "income first" basis, and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Policies in General."

SURRENDERS. In the case of a complete surrender, the amount received by the Policy Owner is equal to the entire Accumulated Value under the Policy, net of the applicable contingent deferred sales charge on New Payments, the Policy Fee, and any tax withholding, if applicable. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a contingent deferred sales charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable contingent deferred sales charge on New Payments.

Where a Policy Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Subaccounts as of the valuation date on which a written, signed request is received at the Company's Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "Surrender" and "Partial Redemption" under "THE VARIABLE ANNUITY POLICIES," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY PAYMENTS BEGIN. If a period certain option is chosen (Option V or the comparable fixed annuity option), a contingent deferred sales charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

If an owner of a fixed annuity policy issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed policy for a Policy offered in this Prospectus. The proceeds of the fixed policy, minus any contingent deferred sales charge applicable under the fixed policy if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

SALES EXPENSE. The Company pays sales commissions equal to 5% (4% on policies originally issued as part of a 401(k) plan) of the purchase payments to registered representatives of Allmerica Investments, Inc. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated contingent deferred sales charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policy Owners or the Separate Account. Any contingent deferred sales charges assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of contract value.

B.   PREMIUM TAXES.

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in your Policy the premium tax charge is deducted on a pro rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2)  the premium tax charge is deducted when annuity payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

C.   POLICY FEE.

A Policy Fee currently is deducted on the policy anniversary date and upon full surrender of the Policy when the Accumulated Value is $50,000 or less. The Policy Fee will be the lesser of $30 or 3% of the Accumulated Value under the Policy on the policy anniversary or full surrender date. The Policy Fee is waived for policies issued to and maintained by the Trustee of a 401(k) plan. Where policy value has been allocated to more than one account (General Account and/or one or more of the Subaccounts), a percentage of the total Policy Fee will be deducted from the Policy Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Policy Value in that account represents of the total Accumulated Value under the Policy. The deduction of the Policy Fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

D.  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS.

MORTALITY AND EXPENSE RISK CHARGE - The Company makes a charge of 1.25% on an annual basis of the daily value of each Subaccount's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Policies. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE - The Company assesses each Subaccount with a daily charge at an annual rate of 0.20% of the average daily net assets of the Subaccount. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Subaccount, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy Fee (described under C. POLICY FEE) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE - The Company currently makes no charge for transfers. The Company guarantees that the first six transfers in a Policy Year will be free of charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Policy Year.

The Policy Owner may have automatic transfers of at least $100 a month made on a periodic basis (a) from Subaccount 3 or Sub-Account 5 (which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively) to one or more of the other Subaccounts or (b) in order to reallocate Policy Value among the Subaccounts. Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. The first automatic transfer counts as one transfer towards the six transfers which are guaranteed to be free in each policy year. For more information, see "The Policy Transfer Privilege."

OTHER CHARGES - Because the Subaccounts purchase shares of the Underlying Funds, the value of the net assets of the Subaccounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The Prospectus and Statement of Additional Information of the Trust, VIPF, VIPF II,
T. Rowe and DGPF contain additional information concerning expenses of the Underlying Funds.

                          THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

The Policies offered by the Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts, 01653, is indirectly wholly-owned by State Mutual.
The Policies also may be purchased from certain independent broker-dealers which are NASD members.

Policy Owners may direct any inquiries to SMA Life Annuity Customer Services, SMA Life Assurance Company, 440 Lincoln Street, Worcester, Massachusetts 01653.

A.  PURCHASE PAYMENTS.

Purchase payments are payable to the Company. The initial payment will be credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its principal office. If an application is incomplete, or does not specify how payments are to be allocated among the Accounts, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's principal office.

Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more accounts, a net amount of at least $10 of each payment must be allocated to each account.

Generally, payments will be allocated among the Accounts according to the Policy Owner's instructions when the Policy is issued. However, to the extent permitted by state law, if the Policy is issued in Georgia, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington, West Virginia or in connection with an IRA, for the first 14 days following the date of issue, all Separate Account allocations will be held in Subaccount 3 (the Money Market Fund of the Trust). For California senior citizens age 60 and older, all Separate Account allocations will be held in Subaccount 3 for 34 days following the date of issue because of the extended California free-look right for these individuals. Thereafter, all amounts will be allocated according to the Policy Owner's instructions. The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If telephone requests are elected by the Policy Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Policy Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B.  TRANSFER PRIVILEGE.

At any time prior to the Annuity Date, subject to the consent of the Company, a Policy Owner may have amounts transferred among the Subaccounts or between a Subaccount and the General Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Purchase Payments," a properly completed authorization form must be on file before telephone requests will by honored.

Transfers involving the General Account are currently permitted only if:

     (a) There has been at least a ninety (90) day period since the last transfer from the General Account; and

     (b) The amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

The Policy Owner may have automatic transfers of at least $100 made on a periodic basis from Subaccount 3 or Sub-Account 5 (which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively) to one or more of the other Subaccounts or reallocate policy value among the Subaccounts. Automatic transfers may be made on a one, two or three month schedule. The first automatic transfer counts as one transfer towards the six transfers which are guaranteed to be free in each policy year.

The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Subaccount following a transfer from that Subaccount, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

Currently, the Company makes no charge for transfers. The first six (6) transfers in a Policy year are guaranteed to be free of any charge. For the seventh and each subsequent transfer in a Policy year the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

C.  SURRENDER.

At any time prior to the Annuity Date, a Policy Owner may surrender the Policy and receive its Accumulated Value, less applicable charges ("Surrender Amount"). The Policy Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company, to the Company's Principal Office. The amount payable to the Policy Owner upon surrender will be based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Company's Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Policy is surrendered if payments have been credited to the policy during the last nine full policy years. See "CHARGES AND DEDUCTIONS." The Policy Fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies under which future annuity payments are limited to a specified period (as specified in Annuity Option V) may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Subaccount in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Policy Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted; see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

D.  PARTIAL REDEMPTION.

At any time prior to the Annuity Date, a Policy Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Policy Owner must file a signed, written request for redemption, satisfactory to the Company, at the Company's Principal Office. The written request must indicate the dollar amount the Policy Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Policy Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS."

Where allocations have been made to more than one account, a percentage of the partial redemption may be allocated to each such account. A partial redemption from a Subaccount will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Company's principal office.

Each partial redemption must be in a minimum amount of $200. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "Surrender."

After the Annuity Date, only Policies under which future variable annuity payments are limited to a specified period may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Policy Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

E.  DEATH BENEFIT.

If the Annuitant dies (or a Policy Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, the Company will pay the beneficiary a death benefit, except where the Policy continues as provided in "F. THE SPOUSE OF THE POLICY OWNER AS BENEFICIARY."

Upon death of the Annuitant (including a Policy Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy or (b) the total amount of gross payment(s) made under the Policy reduced proportionally to reflect the amount of all prior partial withdrawals or (c) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (b) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (b) will also be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (b) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (c) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totalling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (c) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (c) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (c) by the amount of the payment. (For Policies issued on Form No. A3018-91, and state variations thereof, see APPENDIX B for special provisions.)

Upon death of a Policy Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office. The death benefit is paid only on the first of any joint Policy Owner to predecease the Annuitant.

The death benefit generally will be paid to the beneficiary in one sum. However, the beneficiary may, by written request, elect one of the following options:

     (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

     (2) The death benefit may be paid in the form of a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy. Annuity benefits must begin within one year from the date of death and will be provided in accordance with the annuity options described in "THE VARIABLE ANNUITY POLICIES - I. Description of Variable Annuity Options."

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of the Annuitant's death has been received at the Company's principal office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

F.  THE SPOUSE OF THE POLICY OWNER AS BENEFICIARY.

The Policy Owner's spouse, if named as the beneficiary, may by written request continue the Policy in lieu of receiving the amount payable upon death of the policy Owner. Upon such election, the spouse will become the new Policy Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Policy Owner will not be entitled to continue the Policy upon such new Policy Owner's death.

G.  ASSIGNMENT.

The Policies, other than those sold in connection with certain qualified plans, may be assigned by the Policy Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Policy Owner in full settlement of all liability under the Policy. The interest of the Policy Owner and of any beneficiary will be subject to any assignment.

H.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.

Subject to certain restrictions described below, the Policy Owner has the right
(1) to select the annuity option under which annuity payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the Account(s) selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Subaccount(s) is made each month. Since the value of an Annuity Unit in a Subaccount will reflect the investment performance of the Subaccount, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option(s) selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where future annuity payments are limited to a "period certain" (only under Option V or a comparable fixed option). Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Policy Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month (a) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (b) within 10 years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Policy Owner may elect to change the Annuity Date by sending a request to the Company's Principal Office at least one month before the new Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code and the terms of qualified plans impose limitations on the age at which annuity payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

If the Policy Owner does not elect otherwise, annuity payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

I.  DESCRIPTION OF VARIABLE ANNUITY OPTIONS.

The Company currently provides the variable annuity options described below. Variable annuity options may be funded through the Growth Fund, the Money Market Fund, the Equity Index Fund, and/or the Select Growth and Income Fund.

The Company also provides fixed-amount annuity options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options or the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--Variable Life Annuity with 120 Monthly Payments Guaranteed
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if the payee should die before 120 monthly payments have been paid, the monthly annuity payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--Variable Life Annuity
A variable annuity payable monthly only during the lifetime of the payee. It would be possible under this option for the Annuitant to receive only one annuity payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity payments if the Annuitant dies before the due date of the third annuity payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

OPTION III--Unit Refund Variable Life Annuity
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if (1) exceeds (2) then monthly variable annuity payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:    (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

          (2) is the number of monthly payments paid prior to the death of the payee,

OPTION IV-A--Joint and Survivor Variable Life Annuity
A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--Joint and Two-thirds Survivor Variable Life Annuity
A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each monthly payment to the survivor is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--Period Certain Variable Annuity
A monthly variable annuity payable for a stipulated number of from one to thirty years. It should be noted that Option V does not involve a life contingency.
In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Policy Owners who have elected Option V prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

J.  NORRIS DECISION.

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

K.  COMPUTATION OF POLICY VALUES AND ANNUITY PAYMENTS.

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the account(s) selected by the Policy Owner. Allocations to the Subaccounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Subaccount. The number of Accumulation Units of each Subaccount credited to the Policy is equal to the portion of the net purchase payment allocated to the Subaccount, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Subaccount varies from Valuation Date to Valuation Date based on the investment experience of that Subaccount and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Subaccount.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Subaccount by the value of an Accumulation Unit of that Subaccount on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Subaccount for the Valuation Period then ended is determined from the investment performance of that Subaccount. Such rate is (1) the investment income of that Subaccount for the Valuation Period, plus capital gains and minus capital losses of that Subaccount for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Subaccount's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Subaccount's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Subaccount for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see "ANNUITY PAYMENTS" in the Statement of Additional Information.

THE ANNUITY UNIT. On and after the Annuity Date the Annuity Unit is a measure of the value of the Annuitant's monthly annuity payments under a variable annuity option. The value of an Annuity Unit in each Subaccount initially was set at $1.00. The value of an Annuity Unit under a Subaccount on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Subaccount for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY PAYMENTS. The first monthly annuity payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date the first annuity payment is due. Currently, variable annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Policy provides annuity rates which determine the dollar amount of the first monthly payment under each form of annuity for each $1,000 of applied value (Accumulated Value applied under a specific annuity option to provide annuity income payments, minus any applicable premium tax). The annuity rates in the Policy are based on a modification of the 1983 Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "J. Norris Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Subaccount(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable Annuity Payments will decrease over periods when the actual net investment result of the respective Subaccount is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first monthly annuity payment under a particular option is determined by multiplying (1) the Accumulated Value applied under that option (after deduction for applicable contingent deferred sales charge and premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. The dollar amount of the first monthly variable annuity payment is then divided by the value of an Annuity Unit of the selected Subaccount(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. In each subsequent month, the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first payment, the dollar amount of each monthly variable annuity payment will vary with subsequent variations in the value of the Annuity Unit of the selected Subaccount(s). The dollar amount of each fixed amount monthly annuity payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

The Company may from time to time offer its Policy Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Policy Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "ANNUITY PAYMENTS" in the Statement of Additional Information.


                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Policy Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service (IRS).

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER SHOULD ALWAYS BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policies, the Separate Account or the Subaccounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code ("Code"). The Company files a consolidated tax return with its parent, State Mutual, and other affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the Policy Owner, would be treated as ordinary income received or accrued by the Policy Owner. It is anticipated that the Funds of the Allmerica Investment Trust, the Portfolios of VIPF and VIPF II, the Portfolio of T. Rowe and the Series of DGPF will comply with the diversification requirements.

A.  QUALIFIED AND NON-QUALIFIED POLICIES.

From a federal tax viewpoint there are two types of variable annuity Policies, "qualified" Policies and "non-qualified" Policies. A qualified Policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified Policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified Policy or a non-qualified Policy. For more information on the tax provisions applicable to qualified Policies, see Sections D through J, below.

B.  TAXATION OF THE POLICIES IN GENERAL.

The Company believes that the Policies described in this Prospectus will, with certain exceptions (see K below), be considered annuity policies under Section 72 of the Internal Revenue Code (the "Code"). This section provides for the taxation of annuities. The following discussion concerns annuities subject to
Section 72. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same Policy Owner during the same calendar year be treated as a single Policy in determining taxable distributions under Section 72(e).

With certain exceptions, any increase in the Accumulated Value of the Policy is not taxable to the Policy Owner until it is withdrawn from the Policy. If the Policy is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the Policy would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Policy prior to the Annuity Date (including payments made upon the death of the Annuitant or Policy Owner), or as non-periodic payments after the Annuity Date, are generally first attributable to any investment gains credited to the Policy over the taxpayer's basis (if any) in the Policy. Such amounts will be treated as income subject to federal income taxation.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59-1/2. The penalty tax will not be imposed after age 59-1/2, or if the withdrawal follows the death of the Policy Owner (or, if the Policy Owner is not an individual, the death of the primary Annuitant, as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Annuitant.

Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Policy Owner elects to have distributions made over the Policy Owner's life expectancy, or over the joint life expectancy of the Policy Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

In a private letter ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's life expectancy distribution ("LED") option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal penalty tax. This private letter ruling may be applicable to a Policy Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent private letter rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

If the Policy Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Policy Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to the excess, if any, of the Surrender Value of the Policy over the Policy Owner's cost basis at the time of the transfer. The transfer is also subject to federal gift tax provisions. Where the Policy Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Policy Owner as such. However, the Policy Owner will not incur taxable income. Rather the Annuitant will incur taxable income upon receipt of annuity payments as discussed below.

When annuity payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the last Annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

C.  TAX WITHHOLDING AND PENALTIES.

The Code requires withholding with respect to payments or distributions from employee benefit plans, annuities, and IRAs, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

In certain situations, the Code provides for a tax penalty if, prior to death, disability or attainment of age 59 1/2, a Policy Owner makes a withdrawal or receives any amount under the Policy, unless the distribution is in the form of a life annuity (including life expectancy distributions). The penalty is 10% of the amount includible in income by the Policy Owner.

The tax treatment of certain partial redemptions or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether the amount redeemed or surrendered is allocable to an investment in the Policy made before or after certain dates.*

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Policies with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Policy.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified maximum amount, as required under Section 72(p).

E. QUALIFIED EMPLOYEE PENSION AND PROFIT SHARING TRUSTS AND QUALIFIED ANNUITY PLANS.

When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of a lump-sum distribution as long-term capital gain and may also elect 10-year averaging instead of five-year averaging.

The Company can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

F.  SELF-EMPLOYED INDIVIDUALS.

The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

G.  INDIVIDUAL RETIREMENT ACCOUNT PLANS.

Any individual who earns "compensation" (as defined in the Code and including alimony payable under a court decree) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an Individual Retirement Account or Annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, annuity policies including the Policies offered by this Prospectus.

Contributions to the IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, the Company will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2, and failure to make adequate distributions at this time may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the IRS to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the IRS, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

H.  SIMPLIFIED EMPLOYEE PENSIONS.

Employees may establish simplified employee pensions ("SEPs") under Code Section 408(k) if certain requirements are met. A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "F. Individual Retirement Account Plans."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

I.  PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity policies in any year do not exceed the maximum contribution permitted under the Code.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship a Policy Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.
The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Policy as of that date.

J.  TEXAS OPTIONAL RETIREMENT PROGRAM.

Under a Code Section 403(b) annuity policy issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

K.  SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES.

Code Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33 1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Policy.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33 1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code Section 403(b) annuity. Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

L.  NON-INDIVIDUAL OWNERS.

Non-individual Owners (e.g., a corporation) of deferred annuity contracts generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                     REPORTS

A Policy Owner is sent a report semi-annually which states certain financial information about the Underlying Funds. The Company will also furnish an annual report to the Policy Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from any Separate Account or Subaccount to another of the Company's separate accounts or Subaccounts having assets of the same class, (2) to operate the Separate Account or any Subaccount as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act and (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Subaccount, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Subaccount. In no event will the changes described above be made without notice to Policy Owners in accordance with the 1940 Act.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account or of the Subaccounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party.


                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the Commission's prescribed fees.


                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT


Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the General Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission. ALLOCATIONS TO AND TRANSFERS TO AND FROM THE GENERAL ACCOUNT OF THE COMPANY ARE NOT PERMITTED IN CERTAIN STATES.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations.

A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account, where available. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. (For Policies issued on Form No. A3018-91, and state variations thereof, see APPENDIX B for special provisions.) Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

LOANS FROM THE GENERAL ACCOUNT (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are permitted only from a Policy's accumulation in the General Account, where available. If the accumulation in the General Account, as of the date the Company receives the loan request, does not permit the loan, the Company will make a pro-rata transfer from the Subaccounts to the General Account sufficient to permit the loan, based on the amounts in the Subaccounts on the date the Company receives the loan request. A pro-rata transfer means the Company will allocate the transfer among the Subaccounts in the same proportion that the Policy Value in each Subaccount bears to the total Policy Value, less debt, on the date of the transfer. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.



                                   APPENDIX B
               INFORMATION APPLICABLE ONLY TO POLICY NO. A3018-91
                             (AND STATE VARIATIONS)

If your Policy is issued on Form No. A3018-91, or a state variation thereof ("original Policy"), your Policy is substantially similar to the Policies described in this prospectus ("new Policies"), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account respecting the new Policies is 3% compounded annually. For original Policies, the minimum interest rate guarantees are 5% for the first five Policy years, 4% for the next five Policy years, and 3.5% thereafter.

2. The guaranteed death benefit under the new Policies is reduced proportionally to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals). Under the original Policies, partial withdrawals are subtracted from the guaranteed death benefit.

3. Under the new Policies, the Free Withdrawal Amount is the greater of (1) cumulative earnings (Accumulated Value as of the most recent Valuation Date reduced by total gross payments not previously redeemed), (2) 10% of the Accumulated Value as of the most recent Valuation Date, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no contingent deferred sales charge was applied, or (3) the life expectancy distribution, if applicable. The Free Withdrawal Amount for new Policies is first deducted from cumulative earnings, and any excess will be deemed withdrawn on a LIFO (last-in-first-out) basis.

            Under the original Policies, the Free Withdrawal Amount is the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount for original Policies is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the FIFO (first-in-first-out) method of accounting (LIFO or last-in-first-out method in New Jersey).

4. If you surrender your Policy or annuitize under a period certain option at the end of one, three or fives years, the expenses you would pay on a $1,000 investment, assuming 5% annual return on assets, would average a few dollars less than shown in the expense examples under "ANNUAL AND TRANSACTION EXPENSES."


                                   APPENDIX C
                                 EXCHANGE OFFER

A.  VARIABLE CONTRACT EXCHANGE OFFER.

The Company reserves the right to suspend this exchange offer at any time. This exchange offer applies to all variable annuity contracts issued by the Company, except for (1) variable annuity contracts A3019-92 and A3022-93 (and state variation forms) known as Delaware Medallion, (2) variable annuity contract A3020-92 (and state variation forms) known as Allmerica Select, and (3) new Policies issued on Form No. A3021-93 (an state variations thereof) with respect to an exchange for an original Policy issued on Form No. A3018-91 (and state variations thereof). A variable annuity contract to which this exchange offer applies may be exchanged at net asset value for the new or original Policies described in this prospectus, which are issued on Form Nos. A3021-93 or A3018-91, respectively, and state variations thereof. To effect an exchange, the Company should receive (1) a completed application for the Policy,
(2) written request for the exchange, (3) the contract to be exchanged for the Policy, and (4) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge applicable to the contracts to be exchanged will apply to the surrender effecting the exchange. Where a contract other than a Policy is exchanged for a Policy, the contingent deferred sales charge under the acquired Policy will be computed as if prior purchase payments for the exchanged contract had been made for the acquired Policy on the date of issue of the exchanged contract. Where another Policy is exchanged for a Policy, the contingent deferred sales charge under the acquired Policy will be computed as if prior purchase payments for the exchanged Policy had been made for the acquired Policy at least as early as the date on which they were made for the exchanged Policy. For those exchanged contracts for which a front-end sales charge was deducted from each purchase payment, the transferred accumulated values will be treated as "Old Payments" under the Policy, so that no deferred sales charge will be assessed on aggregate subsequent withdrawals from the Policy of up to the amount of the transferred accumulated values. For additional purchase payments made under the Policy after the transfer of accumulated value from the exchanged contract, the contingent deferred sales charge will be computed based on the number of years that the additional purchase payments to which the withdrawal is attributed have been credited under the Policy, as provided in this Prospectus.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND THE POLICY. The Policy and the variable contracts to which this exchange offer applies, if other than another Policy, differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the prospectuses of the

Policy and the variable contract to be exchanged should be reviewed carefully before the exchange is made. The differences between the new Policies and the original Policies are described in Appendix B. ANY POLICY OWNER OF AN ORIGINAL POLICY CONTEMPLATING AN EXCHANGE FOR A NEW POLICY SHOULD CAREFULLY CONSIDER ANY POTENTIAL ADVERSE EFFECT.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the Policy, as described in this Prospectus, imposes higher charge percentages against the excess amount redeemed and generally applies such percentages for a greater number of years than the exchanged contracts. For certain classes of exchanged contracts, new purchase payments, subject to the contingent deferred sales charge under the Policy, would not have been subject to the charge under the exchanged contract.

POLICY FEE AND ADMINISTRATIVE EXPENSE CHARGE. Under the Policy, the Company deducts a Policy Fee, at a maximum of $30, on each policy anniversary date and upon full surrender, when the Accumulated Value is $50,000 or less, and assesses each Subaccount with a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Subaccount. Depending on the class of contracts to which this exchange offer is made, either no policy fee is deducted or a policy fee of $9 is deducted twice a year. For certain classes of contracts, a combined sales and administrative expense is deducted from purchase payments. No administrative expense charge based on a percentage of Subaccount assets is imposed under the contracts to which this exchange offer is made.

TRANSFER CHARGE. No charges for transfers among the Subaccounts and the General Account are imposed for contracts to which this exchange offer is made. Currently, no such charge is imposed under the Policy and the first six transfers in a Policy year are guaranteed to be free of any charge. However, the Company reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Policy year.

DEATH BENEFIT. The Policy offers a "stepped-up death benefit" which is not offered under the exchanged contract; namely, the death benefit that would have been payable on the most recent fifth year Policy Anniversary, adjusted for subsequent purchase payments and withdrawals after that date. Upon exchange for the Policy, the accumulated value of the exchanged contract becomes the "purchase payment" for the Policy. Therefore, the prior purchase payments made for the exchanged contract would not become a basis for determining the gross payment (less redemptions) guarantee under the Policy. Consequently, whether the initial minimum death benefit under the Policy acquired in an exchange is greater than, equal to, or less than the death benefit of the exchanged contract depends upon whether the accumulated value transferred to the Policy is greater than, equal to, or less than the gross payments (less redemptions) under the exchanged contract.

ANNUITY TABLES. The contracts to which this exchange offer is made contain more favorable annuity tables than the Policy for use in determining the amount of the first variable annuity payment under the annuity options offered. The contracts and the Policy each provide minimum guarantees.

INVESTMENTS. Accumulated Value and purchase payments under the Policy may be allocated to several underlying funds in addition to those permitted under the exchanged contracts.



B.  FIXED ANNUITY EXCHANGE OFFER.

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Policy described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the Policy's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the Policy's value is not guaranteed and will vary depending on the investment performance of the underlying funds to which it is allocated. The Policy has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Policy fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Subaccounts and the General Account), and expenses incurred by the underlying funds. Additionally, the interest rates offered under the General Account of the Policy and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE.

Persons who, under the terms of this exchange offer, exchange their contract for the Policy and subsequently revoke the Policy within the time permitted, as described in the sections of this Prospectus captioned "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO REVOKE OR SURRENDER IN SOME STATES," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current accumulated value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the general account and subaccounts of the reinstated contract in the same proportion that the value in the general account and the value in each subaccount bore to the transferred accumulated value on the date of the exchange of the contract for the Policy. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                      INDIVIDUAL VARIABLE ANNUITY POLICIES
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
       INDIVIDUAL VARIABLE ANNUITY POLICIES FUNDED THROUGH SUBACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

 INVESTING IN SHARES OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS
  FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES,
                   INC. AND DELAWARE GROUP PREMIUM FUND, INC.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT DATED MAY 1, 1995 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CUSTOMER SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653




                              DATED OCTOBER 1, 1995

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . 2

TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY . . . . . 3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . 3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . 3

ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . 4

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . 5

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . 9



                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K ("Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("Company") established by vote of the Board of Directors on November 1, 1990. The Company changed its name from SMA Life Assurance Company effective October 1, 1995. The Company is a life insurance company organized under the laws of Delaware in July, 1974. Its principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is wholly-owned by SMA Financial Corp., a Massachusetts holding company which is in turn wholly-owned by State Mutual Life Assurance Company of America ("State Mutual"). State Mutual, 440 Lincoln Street, Worcester, Massachusetts, is a mutual life insurance company organized under the laws of Massachusetts in 1844. State Mutual is in the process of converting from a mutual life insurance company to a stock life insurance company ("demutualization"). Following demutualization, State Mutual will be known as First Allmerica Financial Life Insurance Company and will be a wholly owned subsidiary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts

Currently, 18 Subaccounts of the Separate Account are available under the Policies. Each Subaccount invests in a corresponding investment portfolio of Allmerica Investment Trust, formerly SMA Investment Trust ("Trust"), Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF"). (The Trust is managed by Allmerica Investment Management Company, Inc. VIPF and VIPF II are managed by Fidelity Management and Research Company ("Fidelity Management"). The International Stock Portfolio of
T. Rowe is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"). The International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers").

The Trust, VIPF, VIPF II, T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different Funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Growth Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund. Certain of these Funds may not be available in all states. Four Portfolios of VIPF are available under the Policies: the High

Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio. One Portfolio of VIPF II is available under the Policies: the Asset Manager Portfolio. One portfolio of T. Rowe is available under the Policies: the International Stock Portfolio. The International Equity Series is the only Series of DGPF available under the Policies. Each Fund, Portfolio and Series available under the Policies (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                       TAXATION OF THE POLICIES, SEPARATE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Policy, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Policies or the Separate Account.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Code and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Policies or the Separate Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners. The Separate Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Separate Account. Underlying Fund shares owned by the Subaccounts are held on an open account basis. A Subaccount's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 and of Separate Account VA-K ExecAnnuity Plus of the Company as of December 31, 1994 and the periods in 1994 and 1993 indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.



                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter and general distributor for the Policies pursuant to a contract between Allmerica Investments, Inc., the Company and the Separate Account. Allmerica Investments, Inc. distributes the Policies on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of State Mutual and is, at present, indirectly wholly-owned by State Mutual.

The Policies offered by this Prospectus are offered continuously and may be purchased from NASD registered representatives of Allmerica Investments, Inc. and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity policies.

Commissions are paid by the Company to its licensed insurance agents on sales of the Policies. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, partial redemption and/or annuitization charges, the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Policies are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments, Inc. receive commissions equal to 5% (4% on Policies originally issued as part of a 401(k) plan) of Purchase Payments. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

The aggregate amount of commissions paid to representatives of Allmerica Investment, Inc. with respect to sales of the Company's Variable Annuity Policies was $26,842,152.00 in 1994, $21,276,666.00 in 1993 and $20,808,483.00
in 1992.

Commissions are paid by the Company and do not result in any charge to Policy Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Policy is determined is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Subaccount at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period. . . . . . . $ 1.135000

(2) Value of Assets - Beginning of Valuation Period. . . . . . . . . $5,000,000

(3) Excess of investment income and net gains over capital losses. . . . $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2). . 0.000335

(5) Annual Charge (one day equivalent of 1.45% per annum). . . . . . . 0.000039

(6) Net Investment Rate (4)-(5). . . . . . . . . . . . . . . . . . . . 0.000296

(7) Net Investment Factor 1.000000 + (6) . . . . . . . . . . . . . . . 1.000296

                                       -4-

(8) Accumulation Unit Value - Current Period (1)x(7) . . . . . . . . $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity payments is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Policy is $44,800 (40,000 x $1.120000). Assume also that the Policy Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Growth Account for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of 1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.


                             PERFORMANCE INFORMATION

Performance information for a Subaccount may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other materials information on various topics of interest to Policy Owners and prospective Policy Owners.
These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for such financial instruments.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Subaccounts asset charge and any applicable contingent deferred sales load which would be assessed upon complete redemption of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T)n = ERV

Where: P = a hypothetical initial payment to the Separate Account of $1,000

       T = average annual total return

       n = number of years

    ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Subaccount. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


    Policy year from date of payment         Charge as Percentage
    -------------------------------          --------------------
     in which Surrender Occurs               of New Payments redeemed*
     -------------------------               -------------------------
             1-2                                       8%
             3                                         7%
             4                                         6%
             5                                         5%
             6                                         4%
             7                                         3%
             8                                         2%
             9                                         1%

*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to the greater of Cumulative Earnings, 10% of the Accumulated Value under the Policy or the life expectancy distribution, is not subject to the contingent sales load.

The calculations of Total Return include the deduction of the $30 Annual Policy fee.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994

                (Assuming COMPLETE redemption of the investment)


                                               Total Return for    Average Annual Total
                                                  year ended           Return since
 SUBACCOUNT                      NAME              12/31/94             inception*
 ----------                      ----              --------             ---------
Sub-Account 1                   Growth               -8.46%                4.79%
Sub-Account 2              Investment Grade         -11.53%                4.12%
Sub-Account 3                Money Market            -4.74%                0.71%
Sub-Account 4                Equity Index            -7.58%                4.81%
Sub-Account 5               Government Bond          -9.49%                2.90%
Sub-Account 6          Select Aggressive Growth     -10.89%                9.54%
Sub-Account 7                Select Growth          -10.09%               -1.67%
Sub-Account 8          Select Growth and Income      -7.90%                0.17%
Sub-Account 9               Small Cap Value         -15.04%                0.32%
Sub-Account 11           Select Int'l. Equity          N/A               -11.60%
Sub-Account 12        Select Capital Appreciation      N/A                  N/A
Sub-Account 102               High Income           -10.15%               10.99%
Sub-Account 103              Equity-Income           -1.65%               11.56%
Sub-Account 104                 Growth               -8.63%                9.89%
Sub-Account 105                Overseas              -6.92%                5.04%
Sub-Account 106              Asset Manager             N/A                -9.49%
Sub-Account 150           International Stock          N/A                  N/A
Sub-Account 20           International Equity        -6.00%                4.29%

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1-5 and 102-105 was 9/3/91. The date of inception respecting Subaccounts 6-8 was 9/15/92. The date of inception respecting Subaccount 9 was 5/3/93. The date of inception respecting Subaccounts 11 and 106 was 5/1/94. The date of inception respecting Subaccount 20 was 5/3/93. Subaccounts 12 and 150 were not in existence in 1994.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Subaccount's asset charges. However, it is assumed that the investment is NOT redeemed at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)n = EV

Where: P = a hypothetical initial payment to the Separate Account of $1,000

       T = average annual total return

       n = number of years

      EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Subaccounts. The ending value assumes that the policy is NOT redeemed at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the policy was redeemed at the end of the period.

The calculations of Supplemental Total Return includes the deduction of the $30 Annual Policy fee.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994
               --------------------------------------------------
                   (Assuming NO redemption of the investment)

                                                 Total Return for   Average Annual
                                                    year ended       Total Return
       SUBACCOUNT                 NAME                12/31/94      since inception*
       ----------                 ----                --------      ---------------
    Sub-Account 1               Growth                -1.26%            6.19%
    Sub-Account 2          Investment Grade           -4.33%            5.53%
    Sub-Account 3            Money Market              2.46%            2.27%
    Sub-Account 4            Equity Index             -0.38%            6.20%
    Sub-Account 5          Government Bond            -2.29%            4.36%
    Sub-Account 6      Select Aggressive Growth       -3.69%           11.86%
    Sub-Account 7           Select Growth             -2.89%            1.07%
    Sub-Account 8      Select Growth and Income       -0.70%            2.85%
    Sub-Account 9          Small Cap Value            -7.84%            4.50%
    Sub-Account 11       Select Int'l. Equity         N/A              -4.40%
    Sub-Account 12   Select Capital Appreciation      N/A               N/A
    Sub-Account 102           High Income             -2.95%           12.18%
    Sub-Account 103          Equity-Income             5.55%           12.75%
    Sub-Account 104              Growth               -1.43%           11.12%
    Sub-Account 105             Overseas               0.28%            6.43%
    Sub-Account 106          Asset Manager             N/A             -2.29%
    Sub-Account 150       International Stock          N/A              N/A
    Sub-Account 20       International Equity          1.20%            8.39%

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1-5 and 102-105 was 9/3/91. The date of inception respecting Subaccounts 6-8 was 9/15/92. The date of inception respecting Subaccount 9 was 5/3/93. The date of inception respecting Subaccounts 11 and 106 was 5/1/94. The date of inception respecting Subaccount
20 was 5/3/93.   Subaccounts 12 and 150 were not in existence in 1994.

YIELD AND EFFECTIVE YIELD - SUBACCOUNT 3
(INVESTS IN THE MONEY MARKET FUND OF THE TRUST)

Set forth below is yield and effective yield information for Subaccount 3 for the seven-day period ended December 31, 1994:

                      Yield                  2.33%
                      Effective Yield        2.36%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Subaccount at the beginning of the period, subtracting a charge reflecting the annual 1.45% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

Subaccount 3 computes effective yield by compounding the unannualized base period return by using the formula:

          Effective Yield = [(base period return + 1)(365/7)] - 1

The calculations of yield and effective yield do NOT reflect the $30 Annual Policy fee.


                              FINANCIAL STATEMENTS

Financial Statements are included for the Company and for the Subaccounts of Separate Account VA-K investing in the Underlying Funds.

SMA LIFE ASSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 1994 and 1993

SMA LIFE ASSURANCE COMPANY


December 31, 1994




Financial Statements
Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . . . 1
Statement of Financial Position. . . . . . . . . . . . . . . . . . . . . . . . 2
Statement of Operations and Changes in Stockholder's Equity. . . . . . . . . . 3
Statement of Cash Flows. . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . 5

                        REPORT OF INDEPENDENT ACCOUNTANTS


February 13, 1995

To the Board of Directors and Stockholder of SMA Life Assurance Company

In our opinion, the accompanying statement of financial position and the related statements of operations and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of SMA Life Assurance Company at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Company may adopt Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", and Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", in 1996. If these pronouncements are adopted, the financial statements for the year ended December 31, 1994 will be retroactively restated for the effects of these changes in accounting principles.

Price Waterhouse LLP
Boston, Massachusetts

                           SMA LIFE ASSURANCE COMPANY
 (A Wholly Owned Subsidiary of State Mutual Life Assurance Company of America)


STATEMENT OF FINANCIAL POSITION
as of December 31
(in thousands)


ASSETS                                                      1994           1993
                                                            ----           ----
Cash                                                 $     7,248    $    10,172
Investments:
    Bonds                                              1,595,275      1,567,658
    Stocks                                                12,283         23,478
    Mortgage loans                                       295,532        383,059
    Policy loans                                         116,600        109,014
    Real estate                                           51,288         40,904
    Short term investments                                45,239          4,999
    Other investment assets                               27,443            314
                                                     -----------    -----------
       Total cash and investments                      2,150,908      2,148,598

Premiums deferred and uncollected                          5,452          6,953
Investment income due and accrued                         39,442         39,993
Other assets                                               6,548         12,560
Assets held in separate accounts                       1,869,695      1,296,620
                                                     -----------    -----------

                                                     $ 4,072,045    $ 3,504,724
                                                     -----------    -----------
                                                     -----------    -----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

Policy liabilities:
    Life reserves                                    $   890,880    $   905,813
    Annuity and other fund reserves                      928,325        925,098
    Accident and health reserves                         121,580        115,081
    Claims payable                                        11,720         10,476
                                                     -----------    -----------

       Total policy liabilities                        1,952,505      1,956,468

Expenses and taxes payable                                17,484         43,123
Other liabilities                                         32,445         26,069
Asset valuation reserve                                   20,786         10,964
Obligations related to separate account business       1,859,502      1,285,884
                                                     -----------    -----------

       Total liabilities                               3,882,722      3,322,508
                                                     -----------    -----------

Stockholder's equity:
    Common stock, $1,000 par value
       Authorized - 10,000 shares
       Issued and outstanding - 2,517 shares               2,517          2,517
    Additional paid-in capital                           199,307        199,307
    Unassigned deficit                                   (13,621)       (20,744)
    Special contingency reserves                           1,120          1,136
                                                     -----------    -----------
       Total stockholder's equity                        189,323        182,216
                                                     -----------    -----------

                                                     $ 4,072,045    $ 3,504,724
                                                     -----------    -----------
                                                     -----------    -----------

   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

STATEMENT OF OPERATIONS AND
CHANGES IN STOCKHOLDER'S EQUITY
for the year ended December 31
(In thousands)



REVENUE                                                           1994           1993           1992
                                                                  ----           ----           ----
  Premiums and other considerations:
    Life                                                    $  195,633     $  189,285     $  181,992
    Annuities                                                  707,172        660,143        365,443
    Accident and health                                         31,927         35,718         35,612
    Reinsurance commissions and reserve adjustments              4,195          2,309          2,372
                                                            ----------     ----------     ----------

      Total premiums and other considerations                  938,927        887,455        585,419

  Net investment income                                        170,430        177,612        183,159
  Realized capital gains (losses), net of tax                  (17,172)        (7,225)           576
  Other revenue                                                 26,065         19,055         13,224
                                                            ----------     ----------     ----------

      Total revenue                                          1,118,250      1,076,897        782,378
                                                            ----------     ----------     ----------

POLICY BENEFITS AND OPERATING EXPENSES
  Policy benefits:
    Claims, surrenders and other benefits                      331,418        275,290        250,317
    Increase in policy reserves                                 40,113         15,292        159,127
                                                            ----------     ----------     ----------

      Total policy benefits                                    371,531        290,582        409,444

  Operating and selling expenses                               164,175        160,928        134,482
  Taxes, except capital gains tax                               22,846         19,066         29,540
  Net transfers to separate accounts                           553,295        586,539        199,164
                                                            ----------     ----------     ----------

      Total policy benefits and operating expenses           1,111,847      1,057,115        772,630
                                                            ----------     ----------     ----------

NET INCOME                                                       6,403         19,782          9,748

STOCKHOLDER'S EQUITY AT BEGINNING OF YEAR                      182,216        171,941        177,809
  Unrealized capital gains (losses) on investments              12,170         (9,052)       (20,770)
  Transfer from (to) asset valuation reserve                    (9,822)         1,974          2,883
  Other adjustments                                             (1,644)        (2,429)         2,271
                                                            ----------     ----------     ----------

STOCKHOLDER'S EQUITY AT END OF YEAR                         $  189,323     $  182,216     $  171,941
                                                            ----------     ----------     ----------
                                                            ----------     ----------     ----------


   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

STATEMENT OF CASH FLOWS
for the year ended December 31
(In thousands)


CASH FLOW FROM OPERATING ACTIVITIES                               1994           1993           1992
                                                                  ----           ----           ----
  Premiums, deposits and other income                       $  962,147     $  902,725     $  602,253
  Allowances and reserve adjustments on
    reinsurance ceded                                            3,279         22,185         18,918
  Net investment income                                        173,294        182,843        182,531
  Net increase in policy loans                                  (7,585)        (7,812)        (8,777)
  Benefits to policyholders and beneficiaries                 (330,900)      (298,612)      (257,274)
  Operating and selling expenses and taxes                    (213,399)      (176,361)      (126,421)
  Net transfers to separate accounts                          (600,760)      (634,021)      (221,492)
  Other sources (applications)                                  19,868          7,757        (43,869)
                                                            ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
OPERATING ACTIVITIES                                             5,944         (1,296)       145,869
                                                            ----------     ----------     ----------

CASH FLOW FROM INVESTING ACTIVITIES
  Sales and maturities of long term investments:
    Bonds                                                      478,512        386,414        400,636
    Stocks                                                          63             64             80
    Real estate and other invested assets                        3,008         11,094          4,350
    Repayment of mortgage principal                             65,334         79,844         95,972
    Capital gains tax                                             (968)        (3,296)            --
  Acquisition of long term investments:
    Bonds                                                     (508,603)      (466,086)      (710,371)
    Stocks                                                          --             --         (2,617)
    Real estate and other invested assets                      (24,544)        (2,392)        (1,910)
    Mortgage loans                                                (364)        (2,266)          (852)
  Other investing activities                                    18,934        (27,254)        (3,001)
                                                            ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
INVESTING ACTIVITIES                                            31,372        (23,878)      (217,713)
                                                            ----------     ----------     ----------

Net change in cash and short term investments                   37,316        (25,174)       (71,844)

CASH AND SHORT TERM INVESTMENTS
  Beginning of the year                                         15,171         40,345        112,189
                                                            ----------     ----------     ----------

  End of the year                                           $   52,487     $   15,171     $   40,345
                                                            ----------     ----------     ----------
                                                            ----------     ----------     ----------


   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - SMA Life Assurance Company (SMA Life or the "Company") is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by State Mutual Life Assurance Company of America (State Mutual), a mutual life insurance company. The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by State Mutual in accordance with a policy established by vote of State Mutual's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which are generally accepted accounting principles for mutual life insurance companies and their stock life insurance subsidiaries.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds and stocks and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contractholders. Assets consist principally of bonds, common stocks, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in stockholder's equity.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Interest rates range from 3% to 6% for life insurance and 3 1/2% to 9 1/2% for annuities, and mortality and morbidity assumptions reflect the Company's experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

At December 31, 1994 and 1993, approximately 77% and 70%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

FEDERAL INCOME TAXES - State Mutual, its non-insurance domestic subsidiaries and SMA Life file a consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The Federal income tax for the non-life insurance subsidiaries is calculated on a separate return basis. Any current tax liability (benefit) is paid to (reimbursed by) State Mutual. Tax benefits resulting from taxable operating losses of the non-life subsidiaries are not reimbursed currently by State Mutual. However, to the extent such losses are utilized by the consolidated group, they are reflected as a liability of State Mutual.

The Federal income tax for the life companies is calculated on a line of business basis, excluding the operating results of the non-insurance subsidiaries and Allmerica P&C. The tax is allocated to each life company based on its contribution to the taxable income or loss of each line of business.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve (IMR), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to stockholder's equity. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold.

PENDING ACCOUNTING PRONOUNCEMENT - In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), which establishes a different definition of generally accepted accounting principles for mutual life insurance companies (and their stock life insurance subsidiaries). Under the Interpretation, financial statements of mutual life insurance companies (and their stock life insurance subsidiaries) which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" (SFAS No. 120), and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises" (SOP 95-1). SFAS No. 120 extends the requirements of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," to mutual life insurance enterprises. SOP 95-1 establishes accounting for certain participating life insurance contracts for mutual life insurance enterprises. SFAS No. 120 requires mutual life insurance enterprises (and permits stock life insurance enterprises) to apply the provisions of SOP 95-1 to those contracts which meet the conditions in SFAS No. 120.

FIN 40, SFAS No. 120 and SOP 95-1 are all effective for financial statements issued for fiscal years beginning after December 15, 1995.

Management of the Company has not yet determined the effect on its financial statements of applying the new pronouncements nor whether it will continue to present its general purpose financial statements in conformity with the statutory basis of accounting or adopt the accounting changes required in order to continue to present its financial statements in conformity with generally accepted accounting principles. If the Company chooses to adopt the accounting changes required, the effect of the changes would be reported retroactively through restatement of all previously issued financial statements beginning with the earliest year presented. The cumulative effect of adopting these changes would be included in the earliest year presented.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

NOTE 2 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds,are as follows:

                                                                    December 31, 1994
                                                                    -----------------
                                                                  Gross          Gross
                                                    Carrying    Unrealized     Unrealized          Fair
(In thousands)                                       Value     Appreciation   Depreciation         Value
                                                     -----     ------------   ------------         -----
Federal government bonds                         $    17,651    $         8    $       762    $    16,897
State, local and government agency bonds               1,110             54             --          1,164
Foreign government bonds                              31,863             83          3,735         28,211
Corporate securities                               1,462,871          8,145         56,011      1,415,005
Mortgage-backed securities                            81,780            268          1,737         80,311
                                                 -----------    -----------    -----------    -----------

                                                 $ 1,595,275    $     8,558    $    62,245    $ 1,541,588
                                                 -----------    -----------    -----------    -----------
                                                 -----------    -----------    -----------    -----------

                                                                    December 31, 1994
                                                                    -----------------
                                                                  Gross          Gross
                                                    Carrying    Unrealized     Unrealized          Fair
(In thousands)                                       Value     Appreciation   Depreciation         Value
                                                     -----     ------------   ------------         -----
Federal government bonds                         $     7,969    $       356    $        --    $     8,325
State, local and government agency bonds              15,212            678             --         15,890
Foreign government bonds                              24,152            720              9         24,863
Corporate securities                               1,519,050         74,777          4,430      1,589,397
Mortgage-backed securities                             1,275             92             --          1,367
                                                 -----------    -----------    -----------    -----------

Total                                            $ 1,567,658    $    76,623    $     4,439    $ 1,639,842
                                                 -----------    -----------    -----------    -----------
                                                 -----------    -----------    -----------    -----------

The carrying value and fair value by contractual maturity at December 31, 1994, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.


                                                                                 Carrying          Fair
(In thousands)                                                                     Value           Value
                                                                                   -----           -----
Due in one year or less                                                        $   225,814    $   224,695
Due after one year through five years                                              774,918        751,778
Due after five years through ten years                                             428,080        404,377
Due after ten years                                                                166,463        160,738
                                                                               -----------    -----------

Total                                                                          $ 1,595,275    $ 1,541,588
                                                                               -----------    -----------
                                                                               -----------    -----------

MORTGAGE LOANS AND REAL ESTATE - Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. At December 31, 1994 and 1993, mortgage loan and real estate investments were distributed by the following types and geographic regions:

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)


(In thousands)

Property Type                                                                         1994           1993
-------------                                                                         ----           ----
Office buildings                                                                 $ 140,292      $ 172,694
Residential                                                                         57,061         74,514
Retail                                                                              72,787         72,756
Industrial/Warehouse                                                                39,424         62,572
Other                                                                               37,256         41,427
                                                                                 ---------      ---------

Total                                                                            $ 346,820      $ 423,963
                                                                                 ---------      ---------
                                                                                 ---------      ---------

Geographic Region                                                                     1994           1993
-----------------                                                                     ----           ----
South Atlantic                                                                   $  92,934      $ 118,434
East North Central                                                                  72,704         78,343
Middle Atlantic                                                                     48,688         58,291
Pacific                                                                             39,892         45,666
West North Central                                                                  27,377         33,325
Mountain                                                                            12,211         31,116
New England                                                                         26,613         28,759
East South Central                                                                   6,224          8,250
West South Central                                                                  20,177         21,779
                                                                                 ---------      ---------

Total                                                                            $ 346,820      $ 423,963
                                                                                 ---------      ---------
                                                                                 ---------      ---------

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Bonds                                                             $ 123,495      $ 126,729      $ 119,777
Stocks                                                                1,799            953            692
Mortgage loans                                                       31,945         40,823         52,406
Real estate                                                           8,425          9,493          8,412
Policy loans                                                          8,797          8,215          7,701
Other investments                                                     1,651            674            344
Short term investments                                                1,378            840          1,848
                                                                  ---------      ---------      ---------
                                                                    177,490        187,727        191,180
     Less investment expenses                                         9,138         11,026          8,035
                                                                  ---------      ---------      ---------

Net investment income, before IMR amortization                      168,352        176,701        183,145

     IMR amortization                                                 2,078            911             14
                                                                  ---------      ---------      ---------

Net investment income                                             $ 170,430      $ 177,612      $ 183,159
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------


REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the years ended December 31 were as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Bonds                                                             $     645      $  10,133      $   3,302
Stocks                                                                  (62)            16             33
Mortgage loans                                                      (17,142)           (83)           162
Real Estate                                                             605         (2,044)         1,985
                                                                  ---------      ---------      ---------
                                                                    (15,954)         8,022          5,482
Less income tax                                                         968          3,296          4,623
                                                                  ---------      ---------      ---------

Net realized capital gains (losses) before transfer to IMR          (16,922)         4,726            859
Net realized capital gains transferred to IMR                          (250)       (11,951)          (283)
                                                                  ---------      ---------      ---------

Net realized capital gains (losses)                               $ (17,172)     $  (7,225)     $     576
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

Proceeds from voluntary sales of investments in bonds during 1994, 1993 and 1992 were $178,640 thousand, $131,783 thousand and $153,218 thousand, respectively. Gross gains of $3,010 thousand, $4,523 thousand and $3,043 thousand and gross losses of $4,553 thousand, $450 thousand and $139 thousand, respectively, were realized on those sales.

NOTE 3 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of financial position approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of financial position approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                             1994                          1993
                                                             ----                          ----
                                                   Carrying         Fair        Carrying          Fair
(In thousands)                                      Value           Value         Value           Value
                                                    -----           -----         -----           -----
Financial Assets:
  Cash                                            $    7,248     $    7,248     $   10,172     $   10,172
  Short term investments                              45,239         45,239          4,999          4,999
  Bonds                                            1,595,275      1,541,588      1,567,658      1,639,842
  Stocks                                              12,283         12,283         32,478         32,478
  Mortgage loans                                     295,532        291,704        383,059        395,327
  Policy loans                                       116,600        116,600        109,014        109,014

Financial Liabilities:
  Individual annuity contracts                       869,230        862,662        870,112        865,668
  Supplemental contracts without life
    contingencies                                     16,673         16,673         14,842         14,842
  Other contract deposit funds                         1,105          1,105          1,317          1,317


NOTE 4 - FEDERAL INCOME TAXES

The federal income tax provisions for 1994, 1993 and 1992 were $13,109 thousand, $8,551 thousand and $18,108 thousand, respectively, which include taxes applicable to realized capital gains of $968 thousand, $3,296 thousand and $4,623 thousand.

The effective federal income tax rates were 67%, 30% and 65% in 1994, 1993 and 1992, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for
federal tax purposes.    The Company paid to State Mutual $14,353 thousand,
$8,100 thousand and $30,000 thousand in 1994, 1993 and 1992, respectively, for its federal income taxes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The Internal Revenue Service (IRS) has completed its examination of all of the consolidated federal income tax returns through 1988. Deficiencies asserted with respect to tax years 1977 through 1981 have been paid and recorded and the consolidated group has filed a recomputation of such years with appeals claiming a refund with respect to certain agreed upon issues, but has not recognized any benefit in its financial statements. The consolidated group is currently considering its response to certain adjustments proposed by the IRS with respect to the consolidated federal income tax returns for 1982 and 1983. If upheld, these proposed adjustments would result in additional payments; however, the consolidated group will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years.

NOTE 5 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Reinsurance premiums assumed                                       $  3,788       $  4,190       $  4,614
Reinsurance premiums ceded                                           17,430         14,798         15,570
Deduction from insurance liability including
  reinsurance recoverable on unpaid claims                           46,734         42,805         48,191


                           SMA LIFE ASSURANCE COMPANY
 (A Wholly Owned Subsidiary of State Mutual Life Assurance Company of America)

The Company cedes to State Mutual approximately 10% of its individual life
business.    Premiums ceded to State Mutual aggregated $7,771 thousand, $9,000 thousand and $9,586 thousand in 1994, 1993 and 1992, respectively. The Company has also entered into various reinsurance agreements with State Mutual under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from State Mutual. Premiums assumed pursuant to these agreements aggregated $3,788 thousand, $4,190 thousand and $4,614 thousand in 1994, 1993 and 1992, respectively .

NOTE 6 - DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. While the Company is currently operating on a profitable basis, it has a negative earned surplus position and accordingly is precluded from paying dividends to State Mutual without the approval of the Commissioner of Insurance.

NOTE 7 - RELATED PARTY TRANSACTIONS

State Mutual provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from State Mutual were $102,461 thousand, $98,676 thousand and $88,273 thousand in 1994, 1993 and 1992, respectively. The net amounts payable to State Mutual and affiliates for accrued expenses and various other liabilities and receivables were $8,344 thousand and $12,182 thousand at December 31, 1994 and 1993, respectively.

During 1992, the Company sold a building to an affiliated company at its estimated fair value of $4,350 thousand. The Company recognized a capital gain on the sale, net of tax, in the amount of $1,310 thousand.

NOTE 8 - FUNDS ON DEPOSIT

In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal State Mutual, which is licensed in New York, became qualified to sell the products previously sold by SMA Life in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1994, the carrying value and fair value of the assets on deposit was $327,899 thousand and $323,474 thousand, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $3,855 thousand and $3,353 thousand were on deposit with various other state and governmental authorities as of December 31, 1994 and 1993, respectively.

NOTE 9 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
            STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994


-------------------------------------------------------------------------------
                                       Sub-Account   Sub-Account    Sub-Account
                                            1             2              3
-------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica
 Investment Trust. . . . . . . . . .  $125,224,780   $ 68,734,317   $ 40,370,621
Investment in shares of Fidelity
 Variable Insurance Products Fund. .            --             --             --
Investment in shares of Delaware
 Group Premium Fund, Inc.. . . . . .            --             --             --
Receivable from SMA Life Assurance
 Company (Sponsor) . . . . . . . . .            --             --        221,677
                                      ------------   ------------   ------------
      Total assets . . . . . . .       125,224,780     68,734,317     40,592,298

LIABILITIES:
Payable to SMA Life Assurance
 Company (Sponsor) . . . . . . . . .       187,091          7,473             --
                                      ------------   ------------   ------------
   Net assets. . . . . . . . . . . .  $125,037,689   $ 68,726,844   $ 40,592,298
                                      ------------   ------------   ------------
                                      ------------   ------------   ------------

Net asset distribution by category:
  Qualified variable annuity
   policies. . . . . . . . . . . . .  $ 85,647,288   $ 45,266,282   $ 28,808,131
Non-qualified variable annuity
 policies. . . . . . . . . . . . . .    39,390,401     23,460,562     11,784,167
Value of investment by SMA Life
 Assurance Company (Sponsor) . . . .            --             --             --
                                      ------------   ------------   ------------
                                      $125,037,689   $ 68,726,844   $ 40,592,298
                                      ------------   ------------   ------------
                                      ------------   ------------   ------------


Qualified units outstanding,
 December 31, 1994 . . . . . . . . .    70,140,259     37,841,228     26,732,735
Net asset value per qualified
 unit, December 31, 1994. . . . . .   $   1.221086   $   1.196216   $   1.077635
Non-qualified units outstanding,
 December 31, 1994 . . . . . . . . .    32,258,499     19,612,313     10,935,212
Net asset value per non-qualified
 unit, December 31, 1994. . . . . . . $   1.221086   $   1.196216   $   1.077635



The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                         Sub-Account       Sub-Account         Sub-Account        Sub-Account        Sub-Account
                                              4                 5                   6                  7                  8
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica
 Investment Trust. . . . . . . . . .     $ 35,520,013       $ 37,713,170       $ 70,188,510       $ 39,328,725        $ 54,475,191
Investment in shares of Fidelity
 Variable Insurance Products Fund. .               --                 --                 --                 --                  --
Investment in shares of Delaware
 Group Premium Fund, Inc.. . . . . .               --                 --                 --                 --                  --
Receivable from SMA Life Assurance
 Company (Sponsor) . . . . . . . . .          124,657                 --                 --             36,935              20,109
                                         ------------       ------------       ------------       ------------        ------------
    Total assets . . . . . . . . . .       35,644,670         37,713,170         70,188,510         39,365,660          54,495,300


LIABILITIES:
Payable to SMA Life Assurance
 Company (Sponsor) . . . . . . . . .               --            233,213              8,181                 --                  --
                                         ------------       ------------       ------------       ------------        ------------
    Net assets . . . . . . . . . . .     $ 35,644,670       $ 37,479,957       $ 70,180,329       $ 39,365,660        $ 54,495,300
                                         ------------       ------------       ------------       ------------        ------------
                                         ------------       ------------       ------------       ------------        ------------

Net asset distribution by category:
  Qualified variable annuity
   policies. . . . . . . . . . . . .     $ 24,123,164       $ 22,048,317       $ 47,665,370       $ 28,191,355        $ 36,273,823
Non-qualified variable annuity
 policies. . . . . . . . . . . . . .       11,521,506         15,431,640         22,514,959         11,174,305          18,221,477
Value of investment by SMA Life
 Assurance Company (Sponsor) . . . .               --                 --                 --                 --                  --
                                         ------------       ------------       ------------       ------------        ------------
                                         $ 35,644,670       $ 37,479,957       $ 70,180,329       $ 39,365,660        $ 54,495,300
                                         ------------       ------------       ------------       ------------        ------------
                                         ------------       ------------       ------------       ------------        ------------

Qualified units outstanding,
 December 31, 1994 . . . . . . . . .       19,745,636         19,129,998         36,871,212         27,510,471          37,012,183
Net asset value per qualified
 unit, December 31, 1994 . . . . . .     $   1.221696       $   1.152552       $   1.292753           1.024750        $   1.066495
Non-qualified units outstanding,
 December 31, 1994 . . . . . . . . .        9,430,747         13,389,105         17,416,288         10,904,421          17,085,384
Net asset value per non-qualified
 unit, December 31, 1994 . . . . . .     $   1.221696       $   1.152552       $   1.292753       $   1.024750        $   1.066495


                     SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
       STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994, CONTINUED

-------------------------------------------------------------------------------
                                       Sub-Account   Sub-Account    Sub-Account
                                            9            11             20
-------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica
 Investment Trust. . . . . . . . . .  $ 35,495,635   $ 11,959,072             --
Investment in shares of Fidelity
 Variable Insurance Products Fund. .            --             --             --
Investment in shares of Delaware
 Group Premium Fund, Inc.. . . . . .            --             --   $ 30,748,650
Receivable from SMA Life
 Assurance Company (Sponsor) . . . .        62,761         18,596         34,819
                                      ------------   ------------   ------------
   Total assets. . . . . . . . . . .    35,558,396     11,977,668     30,783,469

LIABILITIES:
Payable to SMA Life Assurance
 Company (Sponsor) . . . . . . . . .            --             --             --
                                      ------------   ------------   ------------
   Net assets. . . . . . . . . . . .  $ 35,558,396   $ 11,977,668   $ 30,783,469
                                      ------------   ------------   ------------
                                      ------------   ------------   ------------

Net asset distribution by category:
 Qualified variable annuity
  policies. . . . . . . . . . . . .   $ 22,904,034   $  8,200,480   $ 20,157,713
 Non-qualified variable
  annuity policies. . . . . . . . . .   10,502,480      3,777,093     10,625,756
 Value of investment by SMA
  Life Assurance Company (Sponsor). .    2,151,882             95             --
                                      ------------   ------------   ------------
                                      $ 35,558,396   $ 11,977,668   $ 30,783,469
                                      ------------   ------------   ------------
                                      ------------   ------------   ------------



Qualified units outstanding,
 December 31, 1994 . . . . . . . . .    21,287,444      8,578,303     17,630,457
Net asset value per qualified
 unit, December 31, 1994. . . . . . . $   1.075941   $    .955956   $   1.143346
Non-qualified units outstanding,
 December 31, 1994 . . . . . . . .      11,761,204      3,951,216      9,293,561
Net asset value per non-qualified
 unit, December 31, 1994. . . . . .       1.075941   $    .955956   $   1.143346



The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                           Sub-Account       Sub-Account        Sub-Account         Sub-Account        Sub-Account
                                               102               103                104                 105                106
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica
 Investment Trust. . . . . . . . . .                 --                --                 --                 --                 --
Investment in shares of Fidelity
 Variable Insurance Products Fund. .       $ 39,699,484      $155,464,062       $128,771,943       $ 73,520,518       $ 20,163,506
Investment in shares of Delaware
 Group Premium Fund, Inc . . . . . .                 --                --                 --                 --                 --
Receivable from SMA Life
 Assurance Company (Sponsor) . . . .                 --            72,781             44,167             23,149             82,139
                                           ------------      ------------       ------------       ------------       ------------
   Total assets. . . . . . . . . . .         39,699,484       155,536,843        128,816,110         73,543,667         20,245,645


LIABILITIES:
Payable to SMA Life Assurance
 Company (Sponsor) . . . . . . . . .             68,734                --                 --                 --                 --
                                           ------------      ------------       ------------       ------------       ------------
   Net assets. . . . . . . . . . . .       $ 39,630,750      $155,536,843       $128,816,110       $ 73,543,667       $ 20,245,645
                                           ------------      ------------       ------------       ------------       ------------
                                           ------------      ------------       ------------       ------------       ------------

Net asset distribution by category:
 Qualified variable annuity
  policies . . . . . . . . . . . . .       $ 26,673,549      $101,983,946       $ 86,715,020       $ 49,827,615       $ 13,866,312
 Non-qualified variable
  annuity policies . . . . . . . . .         12,957,201        53,552,897         42,101,090         23,716,052          6,379,333
 Value of investment by SMA
  Life Assurance Company (Sponsor) .                 --                --                 --                 --                 --
                                           ------------      ------------       ------------       ------------       ------------
                                           $ 39,630,750      $155,536,843       $128,816,110       $ 73,543,667       $ 20,245,645
                                           ------------      ------------       ------------       ------------       ------------
                                           ------------      ------------       ------------       ------------       ------------

Qualified units outstanding,
 December 31, 1994 . . . . . . . . .         18,200,157        68,425,212         61,067,733         40,498,172         14,191,452
Net asset value per qualified
 unit, December 31, 1994 . . . . . .       $   1.465567      $   1.490444       $   1.419981       $   1.230367        $   .977089
Non-qualified units outstanding,
 December 31, 1994 . . . . . . . . .          8,841,084        35,930,835         29,649,052         19,275,592          6,528,917
Net asset value per non-qualified
 unit, December 31, 1994 . . . . . .       $   1.465567      $   1.490444       $   1.419981       $   1.230367        $   .977089


                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994

------------------------------------------------------------------------------------------------------------
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                            1                   2                   3
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . .   $    8,024,921      $    4,220,172      $    1,439,528


EXPENSES:
   Mortality and expense risk fees . . . . . . . .        1,286,910             813,618             453,284
   Administrative expense charges. . . . . . . . .          205,906             130,179              72,525
                                                     --------------      --------------      --------------
      Total expenses . . . . . . . . . . . . . . .        1,492,816             943,797             525,809
                                                     --------------      --------------      --------------

   Net investment income (loss). . . . . . . . . .        6,532,105           3,276,375             913,719
                                                     --------------      --------------      --------------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss). . . . . . . . . . . .         (77,605)           (302,026)                  --
   Net unrealized gain (loss). . . . . . . . . . .      (7,654,867)         (5,876,366)                  --
                                                     --------------      --------------      --------------

   Net realized and unrealized gain (loss) on
   investments . . . . . . . . . . . . . . . . . .      (7,732,472)         (6,178,392)                  --
                                                     --------------      --------------      --------------

   Net increase (decrease) in net assets from
   operations. . . . . . . . . . . . . . . . . . .   $  (1,200,367)      $  (2,902,017)      $      913,719
                                                     --------------      --------------      --------------
                                                     --------------      --------------      --------------



The accompanying notes are an integral part of these financial statements.

                    SEPARATES ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                        SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                                             4              5                6                7              8
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . .      $  1,185,906    $  3,007,995              --     $   118,763   $  2,381,249


EXPENSES:
   Mortality and expense risk fees . . . . . . . .           395,526         664,061    $    641,520         419,247        559,466
   Administrative expense charges. . . . . . . . .            63,284         106,250         102,643          67,079         89,515
                                                        ------------    ------------    ------------     -----------   ------------
      Total expenses . . . . . . . . . . . . . . .           458,810         770,311         744,163         486,326        648,981
                                                        ------------    ------------    ------------     -----------   ------------

   Net investment income (loss). . . . . . . . . .           727,096       2,237,684        (744,163)       (367,563)     1,732,268
                                                        ------------    ------------    ------------     -----------   ------------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss). . . . . . . . . . . .            50,049      (1,184,661)         16,407          31,408         12,425
   Net unrealized gain (loss). . . . . . . . . . .          (875,249)     (2,499,037)     (1,367,963)       (643,425)    (2,133,455)
                                                        ------------    ------------    ------------     -----------   ------------

   Net realized and unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . .          (825,200)     (3,683,698)     (1,351,556)       (612,017)    (2,121,030)
                                                        ------------    ------------    ------------     -----------   ------------

   Net increase (decrease) in net assets from
     operations. . . . . . . . . . . . . . . . . .      $    (98,104)   $ (1,446,014)   $ (2,095,719)    $  (979,580)   $  (388,762)
                                                        ------------    ------------    ------------     -----------    -----------
                                                        ------------    ------------    ------------     -----------    -----------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
    STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994, CONTINUED

------------------------------------------------------------------------------------------------------------
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                             9                11(b)                20
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . .     $    156,192       $      25,959       $      69,675


EXPENSES:
   Mortality and expense risk fees . . . . . . . .          311,446              35,168             260,175
   Administrative expense charges. . . . . . . . .           49,831               5,627              41,628
                                                       ------------       -------------       -------------
      Total expenses . . . . . . . . . . . . . . .          361,277              40,795             301,803
                                                       ------------       -------------       -------------

   Net investment income (loss). . . . . . . . . .         (205,085)            (14,836)           (232,128)
                                                       ------------       -------------       -------------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss). . . . . . . . . . . .              734                  12               9,950
   Net unrealized gain (loss). . . . . . . . . . .       (1,850,142)           (376,972)           (105,524)
                                                       ------------       -------------       -------------

   Net realized and unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . .       (1,849,408)           (376,960)            (95,574)
                                                       ------------       -------------       -------------

   Net increase(decrease) in net assets from
     operations. . . . . . . . . . . . . . . . . .    $  (2,054,493)      $    (391,796)      $    (327,702)
                                                       ------------       -------------       -------------
                                                       ------------       -------------       -------------

(a)  For the period May 3, 1994 (date of initial investment) to December 31,
     1994.
(b)  For the period May 5, 1994 (date of initial investment) to December 31,
     1994.



The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS


------------------------------------------------------------------------------------------------------------------------------------
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                            102             103             104             105            106(a)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . .      $  2,154,793    $  7,791,252    $  4,606,671    $    186,713   $      7,388


EXPENSES:
   Mortality and expense risk fees . . . . . . . .           410,534       1,507,649       1,261,417         708,408         81,341
   Administrative expense charges. . . . . . . . .            65,686         241,224         201,827         113,345         13,015
                                                        ------------    ------------    ------------    ------------   ------------
      Total expenses . . . . . . . . . . . . . . .           476,220       1,748,873       1,463,244         821,753         94,356
                                                        ------------    ------------    ------------    ------------   ------------

   Net investment income (loss). . . . . . . . . .         1,678,573       6,042,379       3,143,427        (635,040)       (86,968)
                                                        ------------    ------------    ------------    ------------   ------------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss). . . . . . . . . . . .           (21,988)          9,016           1,795          22,313         (3,667)
   Net unrealized gain (loss). . . . . . . . . . .        (2,819,325)        361,647      (3,302,501)       (642,765)      (494,758)
                                                        ------------    ------------    ------------    ------------   ------------

   Net realized and unrealized gain (loss) on. . .
     investments . . . . . . . . . . . . . . . . .        (2,841,313)        370,663      (3,300,706)       (620,452)      (498,425)
                                                        ------------    ------------    ------------    ------------   ------------

   Net increase (decrease) in net assets from
     operations. . . . . . . . . . . . . . . . . .      $ (1,162,740)   $  6,413,042    $   (157,279)   $ (1,255,492)  $   (585,393)
                                                        ------------    ------------    ------------    ------------   ------------
                                                        ------------    ------------    ------------    ------------   ------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                       STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------
                                  SUB-ACCOUNT 1                SUB-ACCOUNT 2
                                FOR THE YEAR ENDED           FOR THE YEAR ENDED
                               12/31/94     12/31/93        12/31/94      12/31/93
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS:
 Net investment income
 (loss). . . . . . . . . .   $  6,532,105  $  8,056,639   $  3,276,375   $  2,533,500
 Net realized gain (loss).
  from security transactions      (77,605)       80,650       (302,026)         1,521
 Net unrealized gain (loss)
  on investments . . . . .     (7,654,867)   (4,207,515)    (5,876,366)      (274,266)
                             ------------  ------------   ------------   ------------


 Net increase (decrease)
  in net assets from
  operations . . . . . . .     (1,200,367)    3,929,774     (2,902,017)     2,260,755

FROM CAPITAL TRANSACTIONS:
 Net purchase payments . .     13,685,616    22,101,761     11,144,255     21,053,685
 Terminations. . . . . . .     (2,871,353)   (1,549,740)    (2,017,720)      (920,545)
 Annuity benefits. . . . .       (713,084)     (239,512)      (181,865)       (95,957)

 Other transfers from (to)
   the General Account of
   SMA Life Assurance
   Company (Sponsor) . . .     26,340,545    25,140,813      2,053,302     20,666,452
 Net increase (decrease)
   in investment by SMA
   Life Assurance Company
   (Sponsor) . . . . . . .             --            --             --             --
                             ------------  ------------   ------------   ------------
 Net increase(decrease)
   in net assets from
   capital transactions. .     36,441,724    45,453,322     10,997,972     40,703,635
                             ------------  ------------   ------------   ------------


Net increase(decrease) in
 net assets. . . . . . . .     35,241,357    49,383,096      8,095,955     42,964,390

NET ASSETS:
 Beginning of year . . . .     89,796,332    40,413,236     60,630,889     17,666,499
                             ------------  ------------   ------------   ------------
 End of year . . . . . . .   $125,037,689  $ 89,796,332   $ 68,726,844   $ 60,630,889
                             ------------  ------------   ------------   ------------
                             ------------  ------------   ------------   ------------

The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

-----------------------------------------------------------------------------------------------------------------
                                   SUB-ACCOUNT 3                SUB-ACCOUNT 4                 SUB-ACCOUNT 5
                                 FOR THE YEAR ENDED           FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                12/31/94    12/31/93         12/31/94     12/31/93        12/31/94      12/31/93
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net investment income
 (loss). . . . . . . . . .   $    913,719  $    547,596   $    727,096   $    279,999   $  2,237,684   $  2,563,645

 Net realized gain (loss).
  from security transaction            --            --         50,049         45,205     (1,184,661)       278,028
 Net unrealized gain (loss)
  on investments . . . . .             --            --       (875,249)     1,080,964     (2,499,037)      (244,559)
                             ------------  -------------  ------------   ------------   ------------   ------------

 Net increase (decrease) .
  in net assets from
  operations . . . . . . .        913,719       547,596        (98,104)     1,406,168     (1,446,014)     2,597,114

FROM CAPITAL TRANSACTIONS:
 Net purchase payments . .    131,434,295   109,599,528      4,219,396      6,766,181     15,611,540     47,082,526
 Terminations. . . . . . .     (3,415,762)   (1,232,128)      (839,746)      (340,367)    (2,251,338)    (1,280,103)
 Annuity benefits. . . . .       (163,546)     (112,489)      (288,980)      (129,613)      (260,130)      (164,561)

 Other transfers from (to)
   the General Account of
   SMA Life Assurance
   Company (Sponsor) . . .   (120,587,957) (108,271,959)     5,098,512      9,023,934    (45,260,308)    (4,016,437)
 Net increase (decrease)
   in investment by SMA
   Life Assurance Company
   (Sponsor) . . . . . . .             --            --             --             --             --     (6,337,953)
                             ------------  -------------  ------------   ------------   ------------   ------------
 Net increase(decrease)
   in net assets from
   capital transactions. .      7,267,030       (17,048)     8,189,182     15,320,135    (32,160,236)    35,283,472
                             ------------  -------------  ------------   ------------   ------------   ------------
 Net increase(decrease) in
   net assets. . . . . . .      8,180,749       530,548      8,091,078     16,726,303    (33,606,250)    37,880,586

NET ASSETS:
 Beginning of year . . . .     32,411,549    31,881,001     27,553,592     10,827,289     71,086,207     33,205,621
                             ------------  -------------  ------------   ------------   ------------   ------------
 End of year . . . . . . .   $ 40,592,298  $ 32,411,549   $ 35,644,670   $ 27,553,592   $ 37,479,957   $ 71,086,207
                             ------------  -------------  ------------   ------------   ------------   ------------
                             ------------  -------------  ------------   ------------   ------------   ------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

----------------------------------------------------------------------------------------------------
                                         SUB-ACCOUNT 6                        SUB-ACCOUNT 7
                                       FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                    12/31/94        12/31/93             12/31/94          12/31/93
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
 FROM OPERATIONS:
 Net investment income
  (loss) . . . . . . . . . . .    $  (744,163)     $  (201,080)        $  (367,563)     $  (202,402)
 Net realized gain (loss)
  from security
  transactions . . . . . . . .         16,407            1,152              31,408            5,649
 Net unrealized gain
  (loss) on investments. . . .     (1,367,963)       2,750,784            (643,425)         852,285
                                  -----------      -----------         -----------      -----------
 Net increase (decrease)
  in net assets from
  operations . . . . . . . . .     (2,095,719)       2,550,856            (979,580)         655,532

FROM CAPITAL TRANSACTIONS:
 Net purchase payments . . . .     13,822,023       11,744,487           5,402,873       10,083,845
 Terminations. . . . . . . . .     (1,250,083)        (216,611)           (930,447)        (215,580)
 Annuity benefits. . . . . . .       (122,670)        (139,127)            (62,781)         (57,877)
 Other transfers from
  (to) the General
  Account of SMA Life
  Assurance Company (Sponsor).     24,712,223       18,875,018           8,431,181       13,821,773

 Net increase(decrease)
  in investment by
  SMA Life Assurance
  Company (Sponsor). . . . . .             --               --                  --               --
                                  -----------      -----------         -----------      -----------
 Net increase(decrease)
  in net assets from
  capital transactions . . . .     37,161,493       30,263,767          12,840,826       23,632,161
                                  -----------      -----------         -----------      -----------

 Net increase(decrease)
  in net assets. . . . . . . .     35,065,774       32,814,623          11,861,246       24,287,693

NET ASSETS:
 Beginning of year . . . . . .     35,114,555        2,299,932          27,504,414        3,216,721
                                  -----------      -----------         -----------      -----------
 End of year . . . . . . . . .    $70,180,329      $35,114,555         $39,365,660      $27,504,414
                                  -----------      -----------         -----------      -----------
                                  -----------      -----------         -----------      -----------

* Date of initial investment.

  The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                           SUB-ACCOUNT 8                       SUB-ACCOUNT 9                        SUB-ACCOUNT 11
                                         FOR THE YEAR ENDED       FOR THE YEAR ENDED    FOR THE PERIOD              FOR THE PERIOD
                                      12/31/94        12/31/93         12/31/94           4/30/93* TO                 5/05/94* TO
                                                                                            12/31/94                    12/31/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
 FROM OPERATIONS:
  Net investment income
   (loss). . . . . . . . . . .       $ 1,732,268     $   227,154      $  (205,085)        $    38,100                  $    (14,836)
  Net realized gain (loss)
   from security transactions.            12,425           4,455              734                 995                            12
  Net unrealized gain
   (loss) on investments . . .        (2,133,455)      1,144,706       (1,850,142)          1,045,930                      (376,972)
                                     -----------     -----------      -----------         -----------                  ------------

 Net increase (decrease)
  in net assets from
  operations . . . . . . . . .          (388,762)      1,376,315       (2,054,493)          1,085,025                      (391,796)

FROM CAPITAL TRANSACTIONS:
 Net purchase payments . . . .         7,596,689      12,861,564        7,025,166           1,644,874                     2,273,069
 Terminations. . . . . . . . .        (1,342,773)       (318,580)        (367,595)            (64,291)                      (49,517)
 Annuity Benefits. . . . . . .          (186,271)       (113,524)         (48,695)            ---                           ---
 Other transfers from
  (to) the General
  Account of SMA Life
  Assurance Company
  (Sponsor). . . . . . . . . .        14,600,125      15,759,598       19,442,674           6,895,731                    10,145,812
 Net increase (decrease)
  in investment by
  SMA Life Assurance
  Company (Sponsor). . . . . .                --              --               --           2,000,000                           100
                                     -----------     -----------      -----------         -----------                  ------------
 Net increase(decrease)
  in net assets from
  capital transactions . . . .        20,667,770      28,189,058       26,051,550          10,476,314                    12,369,464
                                     -----------     -----------      -----------         -----------                  ------------

 Net increase (decrease)
  in net assets. . . . . . . .        20,279,008      29,565,373       23,997,057          11,561,339                    11,977,668

NET ASSETS:
 Beginning of year . . . . . .        34,216,292       4,650,919       11,561,339                  --                            --
                                     -----------     -----------      -----------         -----------                  ------------
 End of year . . . . . . . . .       $54,495,300     $34,216,292      $35,558,396         $11,561,339                  $ 11,977,668
                                     -----------     -----------      -----------         -----------                  ------------
                                     -----------     -----------      -----------         -----------                  ------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Sub-Account 20                      Sub-Account 102
                                                               For the Year Ended     For the Period          For the Year Ended
                                                                    12/31/94      5/06/93* to 12/31/93     12/31/94        12/31/93
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . .     $   (232,128)          $   (20,132)     $  1,678,573  $    288,233
    Net realized gain (loss) from security transactions. . .            9,950                 1,182           (21,988)       14,459
    Net unrealized gain (loss) on investments. . . . . . . .         (105,524)              567,391        (2,819,325)    1,400,074
                                                                 ------------           -----------      ------------  ------------
    Net increase (decrease) in net assets from operations. .         (327,702)              548,441        (1,162,740)    1,702,766

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments. . . . . . . . . . . . . . . . . .        5,570,896             1,719,024         8,308,614     6,357,422
    Terminations . . . . . . . . . . . . . . . . . . . . . .         (372,420)              (47,623)         (983,151)     (296,027)
    Annuity benefits . . . . . . . . . . . . . . . . . . . .          (40,673)                   --          (159,685)     (183,591)
    Other transfers from (to) the General Account of
      SMA Life Assurance Company (Sponsor) . . . . . . . . .       17,275,101             6,458,425        13,115,151     8,323,938
    Net increase(decrease) in investment by
      SMA Life Assurance Company (Sponsor) . . . . . . . . .               --                    --                --            --
                                                                 ------------           -----------      ------------  ------------
    Net increase (decrease) in net assets from
      capital transactions . . . . . . . . . . . . . . . . .       22,432,904             8,129,826        20,280,929    14,201,742
                                                                 ------------           -----------      ------------  ------------
    Net increase (decrease) in net assets. . . . . . . . . .       22,105,202             8,678,267        19,118,189    15,904,508

  NET ASSETS:
    Beginning of year. . . . . . . . . . . . . . . . . . . .        8,678,267                    --        20,512,561     4,608,053
                                                                 ------------           -----------      ------------  ------------
    End of year. . . . . . . . . . . . . . . . . . . . . . .     $ 30,783,469           $ 8,678,267      $ 39,630,750  $ 20,512,561

                                                                 ------------           -----------      ------------  ------------
                                                                 ------------           -----------      ------------  ------------

* Date of initial investment.

  The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           SUB-ACCOUNT 103                    SUB-ACCOUNT 104
                                                                          FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                                        12/31/94       12/31/93            12/31/94       12/31/93
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . .   $   6,042,379  $     697,583       $   3,143,427  $     (39,076)
    Net realized gain (loss) from security transactions. . . . .           9,016         25,546               1,795         38,315
    Net unrealized gain (loss) on investments. . . . . . . . . .         361,647      5,409,498          (3,302,501)     6,291,982
                                                                   -------------  -------------       -------------  -------------
    Net increase (decrease) in net assets from operations. . . .       6,413,042      6,132,627            (157,279)     6,291,221

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments. . . . . . . . . . . . . . . . . . . .      24,027,022     22,828,405          22,593,395     16,508,644
    Terminations . . . . . . . . . . . . . . . . . . . . . . . .      (2,638,047)    (1,005,805)         (2,346,385)      (830,812)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . .        (363,485)      (247,693)           (351,166)      (202,600)
    Other transfers from (to) the General Account of
      SMA Life Assurance Company (Sponsor) . . . . . . . . . . .      41,585,953     37,169,947          38,287,326     26,680,823
    Net increase(decrease) in investment by
      SMA Life Assurance Company (Sponsor) . . . . . . . . . . .              --             --                  --             --
                                                                   -------------  -------------       -------------  -------------
    Net increase (decrease) in net assets from
      capital transactions . . . . . . . . . . . . . . . . . . .      62,611,443     58,744,854          58,183,170     42,156,055
                                                                   -------------  -------------       -------------  -------------

    Net increase (decrease) in net assets. . . . . . . . . . . .      69,024,485     64,877,481          58,025,891     48,447,276

  NET ASSETS:
    Beginning of year. . . . . . . . . . . . . . . . . . . . . .      86,512,358     21,634,877          70,790,219     22,342,943
                                                                   -------------  -------------       -------------  -------------
    End of year. . . . . . . . . . . . . . . . . . . . . . . . .   $ 155,536,843  $  86,512,358       $ 128,816,110  $  70,790,219
                                                                   -------------  -------------       -------------  -------------
                                                                   -------------  -------------       -------------  -------------


                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                               SUB-ACCOUNT 105                   SUB-ACCOUNT 106
                                                                              FOR THE YEAR ENDED                  FOR THE PERIOD
                                                                          12/31/94           12/31/93          5/03/94* TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . .  $   (635,040)      $    (25,236)           $    (86,968)
    Net realized gain (loss) from security transactions. . . . . . .        22,313              8,302                  (3,667)
    Net unrealized gain (loss) on investments. . . . . . . . . . . .      (642,765)         3,868,861                (494,758)
                                                                      ------------       ------------            ------------
    Net increase (decrease) in net assets from operations. . . . . .    (1,255,492)         3,851,927                (585,393)

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . .    13,636,170          5,866,468               5,109,950
    Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .    (1,254,517)          (269,265)               (154,999)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . .      (223,156)           (81,818)                     --
    Other transfers from (to) the General Account of
       SMA Life Assurance Company (Sponsor). . . . . . . . . . . . .    31,481,584         15,691,615              15,876,087
    Net increase(decrease) in investment by
       SMA Life Assurance Company (Sponsor). . . . . . . . . . . . .            --                 --                      --
                                                                      ------------       ------------            ------------
    Net increase(decrease) in net assets from capital transactions .    43,640,081         21,207,000              20,831,038
                                                                      ------------       ------------            ------------

    Net increase(decrease) in net assets . . . . . . . . . . . . . .    42,384,589         25,058,927              20,245,645

  NET ASSETS:
    Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .    31,159,078          6,100,151                      --
                                                                      ------------       ------------            ------------
    End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 73,543,667       $ 31,159,078            $ 20,245,645
                                                                      ------------       ------------            ------------
                                                                      ------------       ------------            ------------

* Date of initial investment.

  The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994


NOTE 1 - ORGANIZATION

     Separate Account VA-K - ExecAnnuity Plus (VA-K) is a separate investment account of SMA Life Assurance Company (the Company). VA-K was established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. The Company is a wholly-owned subsidiary of State Mutual Life Assurance Company of America (State Mutual). Under applicable insurance law, the assets and liabilities of VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. VA-K cannot be charged with liabilities arising out of any other business of the Company.

     VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). VA-K currently offers sixteen Sub-Accounts under the ExecAnnuity Plus policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of State Mutual, of the Variable Insurance Products Fund
(VIPF) or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (Fidelity Management), or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisors, LTD. The Trust, VIPF, VIPF II, and DGPF are open-end, diversified series management investment companies registered under the 1940 Act.

     Separate Account VA-K has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, or DGPF at net asset value.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, CONTINUED


     Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated Federal Income Tax return with State Mutual. The Company anticipates no tax liability resulting from the operations of VA-K. Therefore, no provision for income taxes has been charged against VA-K.

     Capital Transactions - The components of the prior year's net increase (decrease) in net assets from capital transactions have been disclosed in the current year Statements of Changes in Net Assets to conform to the current year presentation.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II and DGPF at December 31, 1994 were as follows:


-----------------------------------------------------------------------------------------------------------------
                                                                         PORTFOLIO INFORMATION
   SUB-             INVESTMENT                              NUMBER OF          AGGREGATE             NET ASSET
 ACCOUNT             PORTFOLIO                               SHARES               COST            VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
          Allmerica Investment Trust:
    1     Growth . . . . . . . . . . . . . . . . . . . . .  69,032,404      $  135,260,159          $  1.814
    2     Investment Grade Income. . . . . . . . . . . . .  67,919,286          75,185,373             1.012
    3     Money Market . . . . . . . . . . . . . . . . . .  40,370,621          40,370,621             1.000
    4     Equity Index . . . . . . . . . . . . . . . . . .  24,196,194          34,871,352             1.468
    5     Government Bond. . . . . . . . . . . . . . . . .  37,826,650          40,358,842             0.997
    6     Select Aggressive Growth . . . . . . . . . . . .  50,242,312          68,685,563             1.397
    7     Select Growth. . . . . . . . . . . . . . . . . .  35,785,919          39,062,356             1.099
    8     Select Growth and Income . . . . . . . . . . . .  53,043,029          55,441,995             1.027
    9     Small Cap Value. . . . . . . . . . . . . . . . .  32,594,706          36,299,847             1.089
   11     Select International Equity. . . . . . . . . . .  12,418,559          12,336,044             0.963

          Delaware Group Premium Fund:
   20     International Equities . . . . . . . . . . . . .   2,594,823          30,286,782            11.850

          Fidelity Variable Insurance Products Fund:
  102     High Income. . . . . . . . . . . . . . . . . . .   3,689,543          40,922,392            10.760
  103     Equity Income. . . . . . . . . . . . . . . . . .  10,127,952         148,197,416            15.350
  104     Growth . . . . . . . . . . . . . . . . . . . . .   5,936,927         123,735,528            21.690
  105     Overseas . . . . . . . . . . . . . . . . . . . .   4,691,801          70,806,968            15.670

          Fidelity Variable Insurance Products Fund II:
  106     Asset Manager. . . . . . . . . . . . . . . . . .   1,462,183          20,658,264            13.790


                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, CONTINUED


NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis. Net purchase payments represent gross purchase payments less applicable premium taxes.

     A policy fee is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less. The policy fee is the lesser of $30 or 3% of the Accumulated Value under the Policy on the policy anniversary or full surrender date. The policy fee is waived for policies originally issued as part of a 401(k) plan. For the year ended December 31, 1994, policy fees deducted from accumulated value in VA-K amounted to $495,124.

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of State Mutual, is principal underwriter and general distributor of VA-K, and does not receive any compensation for sales of the VA-K - ExecAnnuity Plus policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the period ended December 31, 1994, the Company received $672,328 for contingent deferred sales charges applicable to VA-K.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, CONTINUED


NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

    As of December 31, 1994, the Company was record owner of approximately 6% of the total units outstanding of Sub-Account 9. Transactions from policyowners and sponsor were as follows:

------------------------------------------------------------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                                  1994                                   1993
                                                  ----                                   ----
                                          UNITS           AMOUNT                 UNITS            AMOUNT
------------------------------------------------------------------------------------------------------------------
Sub-Account 1
Issuance of units. . . . . . . . .      46,063,704       $  56,411,913          47,822,174       $  57,033,576
Redemption of units. . . . . . . .     (16,274,755)        (19,970,189)         (9,585,518)        (11,580,254)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      29,788,949       $  36,441,724          38,236,656       $  45,453,322
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 2
Issuance of units. . . . . . . . .      28,436,274       $  34,607,095          37,003,907       $  45,726,138
Redemption of units. . . . . . . .     (19,471,269)        (23,609,123)         (3,943,416)         (5,022,503)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .       8,965,005       $  10,997,972          33,060,491       $  40,703,635
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 3
Issuance of units. . . . . . . . .     212,264,596       $ 225,211,406         143,412,684       $ 149,881,123
Redemption of units. . . . . . . .    (205,412,111)       (217,944,376)       (143,375,261)       (149,898,171)
                                      ------------       -------------         -----------       -------------
Net increase (decrease). . . . . .       6,852,485       $   7,267,030              37,423       $     (17,048)
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 4
Issuance of units. . . . . . . . .      12,155,970       $  14,784,662          15,273,726       $  18,221,326
Redemption of units. . . . . . . .      (5,446,364)         (6,595,480)         (2,342,143)         (2,901,191)
                                      ------------       -------------         -----------       -------------
Net increase.. . . . . . . . . . .       6,709,606       $   8,189,182          12,931,583       $  15,320,135
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 5
Issuance of units. . . . . . . . .      31,608,706       $  36,579,014          74,020,229       $  86,468,977
Redemption of units. . . . . . . .     (59,356,156)        (68,739,250)        (43,598,233)        (51,185,505)
                                      ------------       -------------         -----------       -------------
Net increase (decrease). . . . . .     (27,747,450)      $ (32,160,236)         30,421,996       $  35,283,472
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 6
Issuance of units. . . . . . . . .      34,959,973       $  46,070,940          25,666,426       $  32,169,769
Redemption of units. . . . . . . .      (6,831,859)         (8,909,447)         (1,526,221)         (1,906,002)
                                      ------------       -------------         -----------       -------------
Net increase.. . . . . . . . . . .      28,128,114       $  37,161,493          24,140,205       $  30,263,767
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 7
Issuance of units. . . . . . . . .      19,383,925       $  20,134,410          25,330,894       $  26,030,481
Redemption of units. . . . . . . .      (7,033,935)         (7,293,584)         (2,304,992)         (2,398,320)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      12,349,990       $  12,840,826          23,025,902       $  23,632,161
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, CONTINUED

------------------------------------------------------------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                                  1994                                   1993
                                                  ----                                   ----
                                          UNITS           AMOUNT                 UNITS            AMOUNT
------------------------------------------------------------------------------------------------------------------
Sub-Account 8
Issuance of units. . . . . . . . .      26,341,980       $  28,018,303          29,839,394       $  31,159,642
Redemption of units. . . . . . . .      (7,101,289)         (7,350,533)         (2,694,098)         (2,970,584)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      19,240,691       $  20,667,770          27,145,296       $  28,189,058
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 9
Issuance of units. . . . . . . . .      26,332,033       $  29,543,920          10,240,439       $  10,840,983
Redemption of units. . . . . . . .      (3,186,200)         (3,492,370)           (337,624)           (364,669)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      23,145,833       $  26,051,550           9,902,815       $  10,476,314
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 11
Issuance of units. . . . . . . . .      12,980,066       $  12,813,208                  --       $          --
Redemption of units. . . . . . . .        (450,647)           (443,744)                 --                  --
                                      ------------       -------------         -----------       -------------
Net increase.. . . . . . . . . . .      12,529,419       $  12,369,464                  --       $          --
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 20
Issuance of units. . . . . . . . .      21,740,902       $  25,341,308           7,851,291       $   8,306,831
Redemption of units. . . . . . . .      (2,498,472)         (2,908,404)           (169,703)           (177,005)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      19,242,430       $  22,432,904           7,681,588       $   8,129,826
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 102
Issuance of units. . . . . . . . .      18,018,437       $  27,053,209          11,555,708       $  16,490,967
Redemption of units. . . . . . . .      (4,561,134)         (6,772,280)         (1,597,367)         (2,289,225)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      13,457,303       $  20,280,929           9,958,341       $  14,201,742
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 103
Issuance of units. . . . . . . . .      53,572,519       $  77,790,347          46,461,806       $  62,955,905
Redemption of units. . . . . . . .     (10,481,162)        (15,178,904)         (3,052,950)         (4,211,051)
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      43,091,357       $  62,611,443          43,408,856       $  58,744,854
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 104
Issuance of units. . . . . . . . .      50,517,101       $  70,547,270          34,271,463       $  46,796,702
Redemption of units. . . . . . . .      (8,937,909)        (12,364,100)         (3,387,283)         (4,640,647)
                                      ------------       -------------         -----------       -------------
Net increase.. . . . . . . . . . .      41,579,192       $  58,183,170          30,884,180       $  42,156,055
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 105
Issuance of units. . . . . . . . .      40,661,583       $  51,583,751          20,180,323       $  22,892,419
Redemption of units. . . . . . . .      (6,284,286)         (7,943,670)         (1,512,459)         (1,685,419)
                                      ------------       -------------         -----------       -------------
Net increase.. . . . . . . . . . .      34,377,297       $  43,640,081          18,667,864       $  21,207,000
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

Sub-Account 106
Issuance of units. . . . . . . . .      22,347,557       $  22,432,857                  --       $          --
Redemption of units. . . . . . . .      (1,627,188)         (1,601,819)                 --                  --
                                      ------------       -------------         -----------       -------------
Net increase . . . . . . . . . . .      20,720,369       $  20,831,038                  --       $          --
                                      ------------       -------------         -----------       -------------
                                      ------------       -------------         -----------       -------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, CONTINUED


NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-K satisfies the current requirements of the regulations, and it intends that VA-K will continue to meet such requirements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, CONTINUED


NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II and DGPF shares by VA-K during the year ended December 31, 1994 were as follows:


 SUB-
ACCOUNT                 INVESTMENT PORTFOLIO                  PURCHASES                 SALES
-------                 --------------------                -------------           -------------
          Allmerica Investment Trust:
   1      Growth . . . . . . . . . . . . . . . . . . . . .  $  45,810,482           $   2,728,521
   2      Investment Grade Income. . . . . . . . . . . . .     20,185,445               5,888,992
   3      Money Market . . . . . . . . . . . . . . . . . .     67,529,668              60,132,129
   4      Equity Index . . . . . . . . . . . . . . . . . .     10,347,349               1,496,051
   5      Government Bond. . . . . . . . . . . . . . . . .      9,344,922              39,018,349
   6      Select Aggressive Growth . . . . . . . . . . . .     37,447,930                 710,587
   7      Select Growth. . . . . . . . . . . . . . . . . .     13,855,010               1,301,340
   8      Select Growth and Income . . . . . . . . . . . .     23,030,560                 435,292
   9      Small Cap Value. . . . . . . . . . . . . . . . .     25,968,204                  86,479
  11      Select International Equity. . . . . . . . . . .     12,444,074                 108,042

          Delaware Group Premium Fund:
  20      International Equities . . . . . . . . . . . . .     22,516,277                 237,637

          Fidelity Variable Insurance Products Fund:
 102      High Income. . . . . . . . . . . . . . . . . . .     22,934,131                 718,209
 103      Equity Income. . . . . . . . . . . . . . . . . .     69,588,520                 726,905
 104      Growth . . . . . . . . . . . . . . . . . . . . .     61,810,359                 212,599
 105      Overseas.. . . . . . . . . . . . . . . . . . . .     43,520,976                 329,865

          Fidelity Variable Insurance Products Fund II:
 106      Asset Manager. . . . . . . . . . . . . . . . . .     20,894,237                 232,305
                                                            -------------           -------------
          Totals . . . . . . . . . . . . . . . . . . . . .  $ 507,228,144           $ 114,363,302
                                                            -------------           -------------
                                                            -------------           -------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of SMA Life
Assurance Company and Policyowners
of Separate Account VA-K - ExecAnnuity Plus of SMA Life Assurance Company

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Sub-Accounts 1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 20, 102, 103, 104, 105 and 106 (constituting the
Separate Account VA-K - ExecAnnuity Plus of SMA Life Assurance Company) at December 31, 1994, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of SMA Life Assurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the Trust and Funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 13, 1995

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ----------------------------------

(a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          ---------------------------------------
          None

          Financial Statements Included in Part B
          ---------------------------------------
          Financial Statements for the Subaccounts of Separate Account VA-K investing in the Underlying Funds
           Financial Statements for SMA Life Assurance Company

          Financial Statements Included in Part C
          ---------------------------------------
          None

(b) EXHIBITS

Exhibit 1 -    Vote Authorizing Establishment of Registrant dated November 1,
               1990 was previously filed on April 1, 1991, and is incorporated herein by reference.

Exhibit 2 -    Not Applicable, Pursuant to Rule 26a-2, the Insurance Company may
               hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -    Specimen Sales and Administrative Service Agreement, Schedule of
               Sales Commissions were previously filed on April 1, 1991, and are incorporated herein by reference.

Exhibit 4 -    Specimen Generic Policy Forms were previously filed on October
               20, 1993, and are incorporated herein by reference.

Exhibit 5 -    Specimen Generic Application Forms was previously filed on
               October 20, 1993 and are incorporated herein by reference.

Exhibit 6 -    The Depositor's Articles of Incorporation and Bylaws, as amended.
               ----------------------------------------------------------------

Exhibit 7 -    Not Applicable.

Exhibit 8 -    AUV Calculation Services Agreement with The Shareholder Services
               Group dated March 31, 1995 WAS PREVIOUSLY FILED ON MAY 1, 1995
               AND IS INCORPORATED HEREIN BY REFERENCE.

Exhibit 9 -    Consent and Opinion of Counsel.

Exhibit 10 -   Consent of Independent Accountants.

Exhibit 11 -   None.

Exhibit 12 -   None.

Exhibit 13 -   Schedules for Computation of Performance Quotations.

Exhibit 14 -   Not Applicable.

Item 25.  Directors and Officers of the Depositor.
          ---------------------------------------
          The principal business address of all the following Directors and Officers is:
          440 Lincoln Street
          Worcester, Massachusetts   01653


Principal Occupation                        Name and Position
--------------------                        -----------------
Barry Z. Aframe                             Vice President and Counsel, State
Vice President and Counsel                   Mutual

Abigail M. Armstrong                        Counsel, State Mutual
Secretary and Counsel

Richard J. Baker                            Vice President and Secretary, State
Director and Vice President                 Mutual

Whitworth F. Bird, Jr., M.D.                Vice President and Medical
Vice President and Medical Director         Director, State Mutual

Alan R. Boyer                               Vice President, State Mutual
Vice President

Mark R. Colborn                             Vice President, and Controller,
Vice President and Controller               State Mutual

Lisa M. Coleman                             Vice President, State Mutual
Vice President

Dix F. Davis                                Vice President, State Mutual
Vice President

Bruce A. Emond                              Vice President, State Mutual
Vice President

Edward W. Ford                              Vice President, State Mutual
Vice President

Bruce H. Freedman                           Vice President, State Mutual
Vice President

Brian L. Hirst                              Vice President and Actuary, State
Vice President and Actuary                  Mutual

Kruno Huitzingh                             Vice President and Chief Information
Vice President and Chief Information        Officer, State Mutual
Officer

John P. Kavanaugh                           Vice President, State Mutual
Director

John F. Kelly                               Senior Vice President, General
Director                                    Counsel, and Assistant Secretary,
                                            State Mutual

Richard H. Kremer                           Vice President, State Mutual
Vice President

Jeffrey P. Lagarce                          Vice President, State Mutual
Vice President

Joseph W. MacDougall, Jr.                   Vice President, Associate General
Vice President, Associate General Counsel   Counsel, and Assistant Secretary,
and Assistant Secretary                     State Mutual

William H. Mawdsley                         Vice President and Actuary, State
Vice President and Actuary                  Mutual

Roderick A. McGarry, II                     Vice President, State Mutual
Vice President

John W. Nunley                              Vice President, State Mutual
Vice President

John F. O'Brien                             Director, President and Chief
Director and Chairman of the Board          Executive Officer, State Mutual

Edward J. Parry, III                        Vice President and Treasurer, State
Vice President and Treasurer                Mutual

Richard M. Reilly                           Vice President, State Mutual
Director, President and CEO

Henry P. St. Cyr                            Vice President and Asst. Treasurer,
Vice President and Asst. Treasurer          State Mutual

Eric Simonsen                               Vice President and Chief Financial
Director, Vice President and Chief          Officer, State Mutual
Financial Officer

Ann K. Tripp                                Vice President, State Mutual
Vice President

Jerome F. Weihs                             Vice President, State Mutual
Vice President

Diane E. Wood                               Vice President, State Mutual
Vice President


Item 26.  Persons Under Common Control With Registrant.  See Attached
          --------------------------------------------
          Organization Chart.

                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

          NAME                       ADDRESS                TYPE OF BUSINESS

AAM Equity                       440 Lincoln Street       Massachusetts Grantor
                                 Worcester MA 01653        Trust

Allmerica Asset Management, Inc. 440 Lincoln Street       Investment advisory
                                 Worcester MA 01653        services

Allmerica Employees Insurance    440 Lincoln Street       Insurance Agency
  Agency, Inc.                   Worcester MA 01653

Allmerica Financial Services     440 Lincoln Street       Insurance Agency
  Insurance Agency, Inc.         Worcester MA 01653

Allmerica Funds                  440 Lincoln Street       Investment Company
                                 Worcester MA 01653

Allmerica Institutional          440 Lincoln Street       Accounting, marketing
  Services, Inc.                 Worcester MA 01653        and shareholder
                                                           services for
                                                           investment companies

Allmerica Investment Services,   440 Lincoln Street       Holding Company
  Inc. (formerly Allmerica       Worcester MA 01653
  Financial Services, Inc.)

Allmerica Investment Management  440 Lincoln Street       Investment Advisory
  Company, Inc.                  Worcester MA 01653        Services

Allmerica Investments, Inc.      440 Lincoln Street       Securities, retail
                                 Worcester MA 01653        broker-dealer

Allmerica Investment Trust       440 Lincoln Street       Investment Company
  (Formerly SMA Investment Trust)Worcester MA 01653

Allmerica Property and Casualty  440 Lincoln Street       Holding Company
 Companies, Inc.                 Worcester MA 01653

Allmerica Realty Advisors, Inc.  440 Lincoln Street       Investment Advisory

                                 Worcester MA 01653        services

Allmerica Securities Trust       440 Lincoln Street       Investment Company
                                 Worcester MA 01653

Allmerica Services, Inc.         440 Lincoln Street       Service Company
                                 Worcester MA 01653

Allmerica Trust Company, N.A.    440 Lincoln Street       Limited purpose
                                 Worcester MA 01653        national trust
                                                           company

AMGRO, Inc.                      472 Lincoln Street       Premium financing
                                 Worcester MA 01653

APC Funding Corp.                440 Lincoln Street       Special purpose
                                 Worcester MA 01653        funding vehicle for
                                                           commercial paper

Belteville Drive Limited         440 Lincoln Street       Real estate
  Partnership                    Worcester MA 01653        partnership

Citizens Corporation             440 Lincoln Street       Holding Company
                                 Worcester MA 01653

Citizens Insurance Company of    645 West Grand River     Multi-line fire &
  America                        Howell MI 48843           casualty insurance

Citizens Insurance Company of    645 West Grand River     Multi-line fire &
  Ohio                           Howell MI 48843           casualty insurance

Citizens Management, Inc.        645 West Grand River     Services management
                                 Howell MI 48843           company

Greendale Special Placements     440 Lincoln Street       Massachusetts Grantor
  Fund                           Worcester MA 01653        Trust

The Hanover American Insurance   100 North Parkway        Multi-line fire &
  Company                        Worcester MA 01653        casualty insurance

The Hanover Insurance Company    100 North Parkway        Mult-line fire &
                                 Worcester MA 01605        casualty insurance

Hanover Texas Insurance          801 East Campbell Road   Incorporated Branch
  Management Company, Inc.       Richardson TX 75081       Office of The Hanover
                                                           Insurance Company
                                                           Attorney-in-fact for
                                                           Hanover Lloyd's
                                                           Insurance Company

Hanover Lloyd's Insurance        801 East Campbell Road   Multi-line fire &
  Company                        Richardson TX 75081      casualty insurance

Hollywood Center, Inc.           440 Lincoln Street       General business
                                 Worcester MA 01653        corporation

Linder Skokie Real Estate        440 Lincoln Street       General business
  Corporation                    Worcester MA 01653        corporation

Lloyds Credit Corporation        440 Lincoln Street       Premium financing
                                 Worcester MA 01653        service franchises

Logan Wells Water Company, Inc.  603 Heron Drive          Water Company, serving
                                 Bridgeport NJ 08014       land development
                                                           investment

Massachusetts Bay Insurance      100 North Parkway        Multi-line fire &

  Company                        Worcester MA 01653        casualty

SMA Financial Corp.              440 Lincoln Street       Holding Company
                                 Worcester MA 01653

Allmerican Financial Life        440 Lincoln Street       Life insurance,
  Insurance and Annuity Company  Worcester MA 01653       accident & health
                                                          insurance, annuities,
                                                          variable annuities and
                                                          variable life
                                                          insurance

Somerset Square, Inc.            440 Lincoln Street       General business
                                 Worcester MA 01653        corporation

Sterling Risk Management         100 North Parkway        Risk management
  Services, Inc.                 Worcester MA 01605        services


Item 27. Number of Contract owners.
         -------------------------

As of December 31, 1994, there were 29,050 Contract holders of qualified Contracts and 8,128 Contract holders of non-qualified Contracts.


Item 28.  Indemnification.
          ---------------

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer, and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.


Item 29.  Principal Underwriters.
          ----------------------

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
        - VEL Account, VEL II Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-P, Allmerica Select Separate Account, and Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company
        - Separate Account I, VA-K, VA-P, Allmerica Select Separate Account, VEL II Account and Inheiritage Account of State Mutual
        - Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

                              440 Lincoln Street
                        Worcester, Massachusetts  01653

            Name                 Position or office with underwriter
     --------------------        -----------------------------------

     Abigail M. Armstrong        Secretary and Counsel

     Philip J. Coffey            Vice President

     Bob A. Freelove             Vice President

     John F. Kelly               Director

     John F. O'Brien             Director

     Stephen Parker              President and CEO

     Edward J. Parry, III        Treasurer

     Richard M. Reilly           Director

     Eric A. Simonsen            Director

     Ronald K. Smith             Vice President

     Mark Steinberg              Senior Vice President

     Robert T. Stemple           Vice President and Controller


Item 30.  Location of Accounts and Records.
          --------------------------------
Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by the Shareholder Services Group, Inc. at 290 Donald Lynch Boulevard, Marlborough, Massachusetts.

Item 31.  Management Services.
          -------------------
Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  Undertakings.
          ------------
(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 33.  Representations Concerning Withdrawal Restrictions on Section 403(b)
          --------------------------------------------------------------------
Plans and under the Texas Optional Retirement Program.
-----------------------------------------------------

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program') and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                 EXHIBIT TABLE

Exhibit 6 -                        Company's Articles of Incorporation and
                                     Bylaws, as amended.

Exhibit 9 -                        Consent and Opinion of Counsel

Exhibit 10-                        Consent of Independent Accountants

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned there unto duly authorized, all in the City of Worcester, and Commonwealth of Massachusetts on the 9th day of September, 1995. Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement.

                                   SMA LIFE ASSURANCE COMPANY
                                   SEPARATE ACCOUNT VA-K


                              Attest: /s/ Joseph W. MacDougall, Jr.
                                      ------------------------------
                                      Joseph W. MacDougall, Jr.
                                      Vice President, Associate General Counsel
                                      and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                Title                               Date
---------                -----                               ----
/s/ Richard M. Reilly    Director, President and            September 9, 1995
------------------------ Chief Executive Officer             -----------------
Richard M. Reilly

/s/ John F. O'Brien      Director and Chairman of the
-----------------------  Board
John F. O'Brien

/s/ Eric A. Simonsen     Director, Vice President and
-----------------------  Chief Financial Officer
Eric A. Simonsen


/s/ Mark R. Colborn      Vice President and
-----------------------  Controller
Mark R. Colborn


/s/ Richard J. Baker     Director and Vice President
-----------------------
Richard J. Baker


/s/ John F. Kelly        Director
-----------------------
John F. Kelly